UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders

CARLYLE TACTICAL PRIVATE CREDIT FUND
SEMI-ANNUAL REPORT
JUNE 30, 2024

Top Holdings and Industries
Portfolio holdings and industries are subject to change. Percentages are as of June 30, 2024, and are based on net assets.

Top Ten Industries (1)
Software	15.0%
Banking, Finance, Insurance & Real Estate	10.1%
Health Care Providers & Services	6.6%
Consumer Services	6.0%
Diversified Investment Vehicles	6.0%
Hotels, Restaurants & Leisure	5.3%
Professional Services	5.3%
Capital Equipment	3.9%
Entertainment	3.4%
Insurance	2.7%
(1) Although not industries, Collateralized Loan Obligations are well diversified pools of loans in varying industries, and Money Market Funds, which are short-term cash management vehicles, represent 22.4% and 2.4% of net assets, respectively.

Top Ten Holdings (2)
Park County Holdings, LLC, Term Loan	1.7%
Nader Upside 2 S.a.r.l, Term Loan, Tranche B	1.5%
NPA 2023 Holdco, LLC, Corporate Bond	1.5%
Rome Bidco Ltd., Term Loan	1.3%
Excelitas Technologies Corp., Term Loan	1.3%
Neptune Bidco US, Inc., Term Loan	1.3%
SMB Private Education Loan Trust, Series 2024-A, Class R	1.2%
Guidehouse LLP, Term Loan	1.2%
Associations, Inc., Term Loan, Tranche A, 2nd Amendment	1.1%
Pound Bidco Inc., Restatement Term Loan	1.1%
(2) Holdings in Money Market Funds are excluded.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (72.1% of Net Assets)
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (7) (14)	Real Estate Management & Development	SOFR + 1318	18.52%	12/1/2025	$5,029,780	$4,967,750	$5,029,780
AAdvantage Loyalty IP Ltd.	Term Loan	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 475	10.34%	4/20/2028	4,000,000	3,975,720	4,127,080
ACR Group Borrower, LLC	Incremental Term Loan	(3) (4) (5) (6) (14)	Aerospace & Defense	SOFR + 500	10.34%	3/31/2028	877,359	862,775	862,319
Acrisure, LLC	Term Loan, Tranche B6	(3) (4) (14)	Insurance	SOFR + 325	8.59%	11/6/2030	8,250,000	8,250,000	8,234,573
ADPD Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.51%	8/16/2028	603,550	590,779	504,147
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (7) (13) (14)	Consumer Services	SOFR + 600	11.51%	8/16/2028	9,856,704	9,640,772	8,430,474
Advanced Web Technologies Holding Company	Revolver	(4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 600	11.49%	12/17/2026	114,930	110,774	114,930
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 650	11.96%	12/17/2027	934,858	924,898	944,206
Advanced Web Technologies Holding Company	Incremental Term Loan, 3rd Amendment	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 650	11.99%	12/17/2026	396,801	388,023	400,769
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 600	11.49%	12/17/2027	1,121,880	1,111,549	1,133,099
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 625	11.71%	12/17/2027	646,595	639,652	653,061
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 600	11.46%	12/17/2027	2,851,905	2,824,889	2,880,424
Advisor Group, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.34%	8/17/2028	10,000,000	9,951,320	10,026,300
AI Aqua Merger Sub, Inc.	Term Loan	(3) (4) (14)	Consumer Services	SOFR + 425	9.60%	7/31/2028	5,000,000	4,863,463	5,003,750
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Consumer Services	SOFR + 400	9.33%	7/31/2028	6,150,549	6,138,864	6,157,868
AI Grace AUS Bidco PTY LTD	Term Loan, Tranche B	(3) (4) (5) (14)	Consumer Goods: Non-Durable	SOFR + 650	11.84%	12/5/2029	18,285,714	17,775,083	18,011,737
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	10.59%	10/31/2030	17,234,254	16,950,246	17,642,149
Allied Universal Holdco, LLC	Incremental Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 375	9.19%	5/12/2028	9,904,456	9,856,776	9,862,065
Alpine Acquisition Corp II	Revolver	(4) (5) (6) (13) (14)	Transportation	SOFR + 600	11.43%	11/30/2026	2,757,604	2,719,917	2,460,651
Alpine Acquisition Corp II	Term loan	(2) (3) (4) (5) (7) (13) (14)	Transportation	SOFR + 600	11.43%	11/30/2026	20,573,887	20,333,755	18,801,491
Alterra Mountain Co.	Term Loan, Tranche B4	(3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 325	8.59%	8/17/2028	3,954,379	3,936,780	3,960,983
Altice Financing SA	Term Loan	(3) (4) (14)	Telecommunications	SOFR + 500	10.33%	10/31/2027	1,984,925	1,972,116	1,703,720
Altice France S.A.	Term Loan, Tranche B14	(2) (3) (4) (7) (14)	Telecommunications	SOFR + 550	10.83%	8/15/2028	1,959,535	1,956,311	1,433,733

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Amentum Government Services Holdings, LLC	Term Loan	(2) (3) (4) (7) (14)	Aerospace & Defense	SOFR + 400	9.34%	2/15/2029	2,940,000	2,929,441	2,949,790
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	9.10%	2/28/2028	3,685,025	3,685,025	3,690,295
Anticimex International AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 315	8.46%	11/16/2028	4,946,758	4,887,593	4,940,575
Apex Companies Holdings, LLC	Specified Delayed Draw Term Loan	(4) (5) (7) (14)	Environmental Industries	SOFR + 625	11.58%	1/31/2028	147,541	144,424	148,675
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Environmental Industries	SOFR + 625	11.58%	1/31/2028	3,190,574	3,122,993	3,215,106
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Environmental Industries	SOFR + 625	11.59%	1/31/2028	766,522	750,213	772,415
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Environmental Industries	SOFR + 575	11.09%	1/31/2028	1,229,102	1,202,661	1,220,365
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (14)	Environmental Industries	SOFR + 575	11.10%	1/31/2028	384,399	330,959	366,645
Applied Systems, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 350	8.83%	2/7/2031	2,600,000	2,596,818	2,617,576
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche A	(4) (5) (13) (14)	Professional Services	SOFR + 575	11.23%	12/29/2026	2,713,360	2,681,151	2,697,941
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche B	(4) (5) (13) (14)	Professional Services	SOFR + 575	11.23%	12/29/2026	2,773,763	2,741,508	2,758,001
Applied Technical Services, LLC	Delayed Draw Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.48%	12/29/2026	1,062,915	1,046,071	1,062,915
Applied Technical Services, LLC	Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.45%	12/29/2026	1,062,915	1,046,074	1,062,915
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Professional Services	SOFR + 575	11.23%	12/29/2026	961,709	951,600	956,245
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Professional Services	SOFR + 575	11.23%	12/29/2026	1,145,691	1,082,600	1,124,653
Applied Technical Services, LLC	Revolver	(4) (5) (6) (13) (14)	Professional Services	SOFR + 475	13.25%	12/29/2026	570,608	557,205	565,204
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 575	11.24%	12/29/2026	2,860,672	2,829,811	2,844,417
Applied Technical Services, LLC	Term Loan	(3) (4) (5) (13) (14)	Professional Services	SOFR + 575	11.23%	12/29/2026	1,962,457	1,928,493	1,951,306
Appriss Health, LLC	Revolver	(2) (4) (5) (6) (7) (13) (14)	Health Care Providers & Services	SOFR + 700	12.48%	5/6/2027	144,741	129,307	131,943
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 700	12.48%	5/6/2027	13,133,333	12,989,285	12,959,147
Ardonagh Midco 3 PLC	Term Loan, Tranche B	(4) (5) (6) (14)	Insurance	SOFR + 475	10.04%	2/15/2031	10,987,952	10,814,269	10,801,490
Aretec Group, Inc.	Incremental Term Loan	(3) (4) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 450	9.94%	8/9/2030	5,000,000	4,850,000	5,015,650
Armor Holdco Inc.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Professional Services	SOFR + 450	10.01%	12/11/2028	1,950,000	1,935,199	1,957,313
Ascend Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Containers, Packaging & Glass	SOFR + 575	11.23%	9/30/2027	570,562	551,601	559,429

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Containers, Packaging & Glass	SOFR + 575	11.23%	9/30/2028	16,410,799	16,186,445	16,304,057
Ascensus Holdings, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 350	8.96%	8/2/2028	4,960,853	4,928,744	4,955,892
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	12.09%	7/2/2028	39,413,065	39,369,123	39,368,164
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	11,095,470	11,041,938	11,039,992
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	4,237,030	4,216,588	4,215,845
AssuredPartners, Inc.	Incremental Term Loan, Tranche B5	(3) (4) (14)	Insurance	SOFR + 350	8.84%	2/13/2027	3,990,000	3,985,105	3,998,020
Astra Acquisition Corp.	Term Loan, Tranche A	(2) (3) (4) (5) (14)	Software	SOFR + 675	12.03%	2/25/2028	6,334,641	6,212,674	5,732,850
Astra Acquisition Corp.	Term Loan, Tranche B	(3) (4) (5) (14)	Software	SOFR + 525	10.58%	2/25/2028	6,368,208	3,256,311	2,228,873
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13) (14)	Insurance	SOFR + 400	9.44%	8/19/2028	972,626	936,274	960,769
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Software	SOFR + 325	8.59%	2/15/2029	7,109,772	7,053,741	7,078,703
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.94%	3/29/2030	4,444,307	4,076,352	4,027,105
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.93%	3/29/2030	9,409,092	9,012,742	8,960,048
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.93%	4/26/2029	3,084,500	3,025,099	3,017,809
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.93%	4/26/2029	1,502,174	1,473,244	1,469,695
Atlas AU Bidco Pty Ltd.	Term Loan	(2) (3) (4) (5) (7) (14)	Software	SOFR + 575	11.08%	12/9/2029	2,890,277	2,817,483	2,913,683
Atlas US Finco, Inc.	Incremental Term Loan	(2) (4) (5) (6) (7) (14)	Software	SOFR + 575	11.08%	12/9/2029	1,338,091	1,307,059	1,322,237
Avalara, Inc.	Term Loan	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 725	12.58%	10/19/2028	9,000,000	8,807,250	9,135,000
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 650	11.84%	3/19/2031	9,539,749	9,281,796	9,416,650
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 650	11.84%	3/19/2031	6,558,577	6,462,859	6,511,885
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Specialty Retail	SOFR + 831	13.75%	12/20/2026	2,078,595	2,032,215	2,081,675
Barracuda Networks, Inc.	Term Loan	(3) (4) (7) (14)	Software	SOFR + 450	9.81%	8/15/2029	3,954,837	3,880,889	3,944,475
Bausch & Lomb Corp.	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 400	9.34%	9/29/2028	4,962,500	4,918,712	4,947,017
BCPE Empire Holdings, Inc.	Term Loan	(3) (4) (14)	Trading Companies & Distributors	SOFR + 400	9.34%	12/11/2028	1,496,250	1,492,738	1,495,502
Bedford Beverly B, LLC	Land Loan	(4) (5) (14)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	9,719,189	9,666,292	9,670,593

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Bedford Beverly B, LLC	Project Loan	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	673,374	633,427	636,117
Bedford Beverly B, LLC	Building Loan	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 775	13.13%	9/2/2026	2,304,943	2,153,844	2,164,016
Berlin Packaging, LLC	Term Loan, Tranche B	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 375	9.08%	3/11/2028	3,964,441	3,899,898	3,972,092
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Hotels, Restaurants & Leisure	EURIBOR + 825	12.00%	6/4/2031	€16,515,636	17,434,423	17,156,805
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 825	13.56%	6/4/2031	26,706,231	25,774,681	25,768,089
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (7) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.33%	8/8/2028	452,046	445,630	452,211
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.33%	8/8/2028	45,574	42,240	45,661
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	High Tech Industries	SOFR + 400, 2.00% PIK	11.33%	8/8/2028	3,214,371	3,168,043	3,215,539
Boxer Parent Company Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 400	9.34%	12/29/2028	12,913,201	12,876,189	12,924,694
BradyIFS Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Distributors	SOFR + 600	11.33%	10/31/2029	1,689,373	1,602,800	1,674,573
BradyIFS Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Distributors	SOFR + 600	11.33%	10/31/2029	24,690,942	24,237,490	24,615,271
Broadstreet Partners, Inc.	Term Loan, Tranche B4	(2) (3) (4) (14) (16)	Insurance	SOFR + 325	8.59%	1/27/2029	4,980,019	4,937,545	4,963,834
Brown Group Holding, LLC	Term Loan, Tranche B2	(3) (4) (7) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	8.35%	7/2/2029	3,933,984	3,876,949	3,929,067
Bullhorn, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Software	SOFR + 500	10.33%	10/1/2029	14,267,943	14,173,924	14,171,544
Bullhorn, Inc.	Term Loan	(2) (4) (5) (14)	Software	SOFR + 500	10.33%	9/30/2026	5,755,608	5,741,479	5,741,219
Bullhorn, Inc.	Term Loan	(2) (4) (5) (14)	Software	SONIA + 500	10.20%	10/1/2029	£10,422,070	13,018,571	13,141,597
Cambrex Corp.	Term Loan	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 350	8.94%	12/4/2026	2,658,322	2,658,322	2,616,799
CD&R Madison Parent Ltd.	Delayed Draw Term Loan	(3) (4) (5) (6) (8) (14)	Commercial Services & Supplies	SONIA + 650, 2.00% PIK	13.70%	2/28/2030	£890,030	1,189,998	1,193,730
CD&R Madison Parent Ltd.	Term Loan, Tranche B1	(3) (4) (5) (8) (14)	Commercial Services & Supplies	SONIA + 650, 2.00% PIK	13.70%	2/28/2030	£12,478,680	15,416,021	16,089,778
CD&R Madison Parent Ltd.	Term Loan, Tranche B2	(3) (4) (5) (8) (14)	Commercial Services & Supplies	EURIBOR + 600, 2.00% PIK	11.79%	2/28/2030	€6,152,340	6,534,743	6,720,628
Celerion Buyer, Inc.	Term Loan	(2) (3) (4) (5) (7) (14)	Health Care Providers & Services	SOFR + 550	10.84%	11/5/2029	1,552,320	1,513,004	1,570,336
Central Parent, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.58%	7/6/2029	7,761,475	7,645,442	7,644,121
Ceva Sante Animale	Term Loan, Tranche B	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.57%	11/1/2030	1,995,000	1,976,303	2,000,481
Chamberlain Group, Inc.	Incremental Term Loan, Tranche B	(3) (4) (14)	Construction & Engineering	SOFR + 350	8.84%	11/3/2028	2,992,500	2,971,618	2,998,724

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Chemical Computing Group ULC	Term Loan, Tranche A	(2) (3) (4) (5) (13) (14)	Software	SOFR + 450	9.94%	8/25/2025	1,769,816	1,768,713	1,769,816
City Football Group Ltd.	Term Loan	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 300	8.61%	7/21/2028	4,942,271	4,932,021	4,922,205
Cloud Software Group, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 450	9.83%	3/22/2031	5,000,000	4,963,489	5,010,150
Cloud Software Group, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 400	9.33%	3/30/2029	9,899,799	9,188,150	9,884,949
Cobham Ultra SeniorCo S.a.r.l	Term Loan, Tranche B	(2) (3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 375	9.26%	8/4/2029	2,947,892	2,947,892	2,853,560
CommerceHub, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (13) (14)	Health Care Providers & Services	SOFR + 400	9.48%	12/29/2027	3,872,117	3,873,523	3,548,795
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (7) (8) (14)	Transportation	EURIBOR + 558, 2.06% PIK	11.44%	5/11/2028	€24,650,624	25,231,373	27,587,579
CoreLogic, Inc.	Term Loan	(3) (4) (13) (14)	Commercial Services & Supplies	SOFR + 350	8.96%	6/2/2028	2,114,880	2,108,270	2,080,132
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw Term Loan	(4) (5) (14)	Computers and Electronics Retail	SOFR + 962	14.95%	6/30/2028	4,013,514	3,953,842	3,963,345
Coreweave Compute Acquisition Co. IV, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Computers and Electronics Retail	SOFR + 600	11.34%	5/16/2029	2,226,262	1,184,147	1,161,464
Cornerstone OnDemand, Inc.	Term Loan	(2) (3) (4) (7) (13) (14)	Software	SOFR + 375	9.21%	10/16/2028	4,932,045	4,571,199	4,646,381
Cotiviti Corp.	Term Loan	(3) (4) (14)	Health Care Technology	SOFR + 325	8.58%	2/22/2031	2,992,500	2,977,743	2,973,797
Coupa Holdings,LLC	Term Loan	(2) (3) (4) (5) (7) (14)	Software	SOFR + 550	10.83%	2/27/2030	6,478,637	6,318,221	6,453,366
Covetrus, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 500	10.33%	10/13/2029	1,984,925	1,950,445	1,915,095
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 800, 4.00% PIK	15.80%	5/21/2026	€12,827,332	13,106,789	12,775,817
CST Holding Company	Revolver	(2) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	10.44%	11/1/2028	23,511	18,345	28,213
CST Holding Company	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	10.44%	11/1/2028	2,454,781	2,396,893	2,454,781
Da Vinci Purchaser Corp.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 350	8.84%	1/8/2027	1,892,595	1,895,347	1,892,122
Daffodil Bidco Ltd.	Term Loan	(4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 12.50% PIK	17.70%	4/30/2031	£25,099,676	31,155,882	30,776,632
Daffodil Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 800	13.20%	4/30/2031	£29,787,234	36,967,992	36,524,405
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	11.83%	4/3/2028	615,876	601,924	607,914
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.74%	4/3/2028	481,224	478,734	473,622
DCA Investment Holdings, LLC	Incremental Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.74%	4/3/2028	1,449,774	1,439,511	1,426,871
DCA Investment Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	11.74%	4/3/2028	3,205,053	3,176,063	3,154,421

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Delta TopCo, Inc.	Term Loan	(2) (3) (4) (14)	Computers and Electronics Retail	SOFR + 350	8.85%	12/28/2029	4,987,147	4,974,679	4,983,007
Deltatre Bidco Limited	Term Loan	(3) (4) (5) (14)	Entertainment	SOFR + 775	13.06%	9/14/2028	5,228,534	5,103,351	5,150,106
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(2) (3) (4) (5) (14)	Entertainment	EURIBOR + 775	11.64%	9/14/2028	€18,131,803	19,369,810	19,126,989
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.92%	12/22/2027	2,186,167	2,141,044	2,186,167
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 3	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.94%	12/22/2027	1,119,167	1,095,348	1,119,167
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.94%	12/22/2027	328,333	321,314	328,333
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 4	(4) (5) (13) (14)	Consumer Services	SOFR + 650	11.94%	12/22/2027	1,323,333	1,295,645	1,323,333
Denali Midco 2, LLC	Incremental Delayed Draw Term Loan, Tranche 5	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	11.18%	12/22/2027	2,073,856	1,758,597	2,257,298
Denali Midco 2, LLC	Incremental Term Loan	(2) (3) (4) (5) (7) (13) (14)	Consumer Services	SOFR + 650	11.94%	12/22/2027	4,912,500	4,806,139	4,912,500
DexKo Global, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Automotives	SOFR + 375	9.35%	10/4/2028	1,690,878	1,687,159	1,680,140
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (3) (4) (14)	Software	SOFR + 375	9.21%	3/31/2028	5,749,363	5,712,926	5,727,803
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (5) (13)	Consumer Services	9.00%	9.00%	4/2/2026	11,399,207	11,030,735	11,484,701
Diligent Corp.	Term Loan, Tranche A1	(2) (4) (5) (14)	Telecommunications	SOFR + 500	10.32%	8/4/2030	32,102,892	31,780,020	31,797,625
Diligent Corp.	Term Loan, Tranche A1	(2) (3) (4) (5) (8) (14)	Telecommunications	SOFR + 500, 3.42% PIK	10.34%	8/4/2030	5,503,353	5,458,764	5,462,078
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	11.15%	7/21/2027	983,356	949,524	983,356
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.18%	7/21/2027	19,187,215	18,952,917	19,187,215
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (13) (14)	Capital Equipment	SOFR + 575	11.15%	7/21/2027	1,407,873	1,390,256	1,407,873
EAB Global, Inc.	Term Loan	(2) (3) (4) (14)	Professional Services	SOFR + 325	8.59%	8/16/2028	4,954,310	4,920,610	4,943,163
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Utilities	SOFR + 350	9.10%	10/1/2027	3,585,860	3,580,075	3,592,817
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 500	10.43%	7/23/2026	8,430,373	6,954,837	7,102,590
Element Materials Technology Group US Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (7) (13) (14)	Professional Services	SOFR + 425	9.68%	7/6/2029	1,586,368	1,585,430	1,591,001
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (3) (4) (13) (14)	Professional Services	SOFR + 425	9.68%	7/6/2029	3,437,132	3,426,890	3,447,168
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	10.82%	4/14/2028	1,211,736	1,199,846	1,200,072
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (7) (14)	Professional Services	SOFR + 575	11.08%	4/14/2028	20,066,483	19,857,466	19,873,315

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 550, 2.00% PIK	12.97%	9/14/2027	13,960,454	13,781,463	12,104,074
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (7) (14)	Capital Equipment	SOFR + 375	9.35%	5/21/2028	1,950,000	1,943,847	1,956,104
Enverus Holdings, Inc.	Term Loan	(2) (4) (5) (14)	Software	SOFR + 550	10.84%	12/22/2029	20,047,212	19,180,956	19,213,448
Epicor Software Corp.	Term Loan	(3) (4) (14)	Software	SOFR + 325	8.58%	5/23/2031	10,088,213	10,051,285	10,127,853
eResearchTechnology, Inc.	Term Loan	(3) (4) (14)	High Tech Industries	SOFR + 400	9.34%	2/4/2027	1,934,509	1,934,509	1,934,509
Essential Services Holding Corp.	Term Loan	(4) (5) (6) (14)	Construction & Building	SOFR + 500	10.33%	6/17/2031	30,334,400	29,936,107	29,934,400
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.83%	4/27/2029	1,477,575	1,392,632	1,414,869
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (7) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 525	10.73%	4/27/2029	6,140,859	6,047,988	6,017,309
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.83%	4/27/2029	3,675,469	3,594,738	3,636,116
Excelitas Technologies Corp.	Term Loan	(2) (4) (5) (14)	Capital Equipment	SOFR + 525	10.57%	8/13/2029	45,633,508	45,554,188	45,186,569
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	8.97%	8/13/2029	€1,256,259	1,269,075	1,341,749
FCG Acquisitions, Inc.	Term Loan	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 375	9.35%	3/31/2028	4,864,709	4,852,229	4,861,060
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Hotels, Restaurants & Leisure	SOFR + 375	9.09%	1/27/2029	4,902,348	4,853,368	4,905,436
Finastra USA, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	12.58%	9/13/2029	398,010	332,289	473,198
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	12.46%	9/13/2029	36,150,000	35,495,623	36,873,000
Fleet Midco I Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 325	8.59%	1/23/2031	£2,000,000	1,990,359	2,007,500
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	£14,215,474	14,023,580	14,108,858
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Specialty Retail	SOFR + 425	9.71%	12/1/2028	4,899,684	4,849,552	4,897,234
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (7) (8) (14)	Consumer Services	SOFR + 275, 4.00% PIK	12.10%	3/5/2027	73,526	72,606	67,442
Gainwell Acquisition Corp.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Health Care Providers & Services	SOFR + 400	9.43%	10/1/2027	3,373,294	3,343,796	3,262,246
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 375	9.21%	12/1/2027	3,491,250	3,483,098	3,513,070
Genesys Cloud Services, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 350	8.84%	12/1/2027	997,423	997,423	1,001,702
Genesys Cloud Services, Inc.	Term Loan, Tranche B4	(3) (4) (14)	Software	SOFR + 400	9.34%	12/1/2027	4,711,683	4,688,303	4,735,242
GFP Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (14)	Hotels, Restaurants & Leisure	SOFR + 600	11.37%	11/12/2027	844,794	685,037	920,689
GoTo Group, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 475	10.18%	8/31/2027	559,620	526,013	493,166

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Great Canadian Gaming Corp.	Term Loan	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 400	9.61%	11/1/2026	1,969,849	1,959,332	1,976,015
Greenhouse Software, Inc.	Incremental Term Loan, 2nd Amendment	(4) (5) (6) (14)	Software	SOFR + 625	11.58%	9/1/2028	1,600,000	1,560,846	1,600,009
Greenhouse Software, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 625	11.58%	9/1/2028	7,598,039	7,509,926	7,599,016
GS AcquisitionCo., Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (6) (14)	Software	SOFR + 525	10.58%	5/25/2028	75,883	69,209	74,221
GS AcquisitionCo., Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 525	10.59%	5/25/2028	87,058	84,556	86,297
GS AcquisitionCo., Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 525	10.58%	5/25/2028	12,885,355	12,848,740	12,870,322
GTCR W Merger Sub, LLC	Term Loan, Tranche B	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 300	8.33%	9/20/2030	5,000,000	4,976,172	4,999,300
Guidehouse LLP	Term Loan	(3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 375, 2.00% PIK	11.09%	12/14/2030	39,848,626	39,847,341	40,338,526
Hadrian Acquisition Limited	Acquisition Term Loan	(3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 517, 3.21% PIK	13.58%	2/28/2029	£7,323,640	9,588,458	9,257,809
Hadrian Acquisition Limited	Term Loan, Tranche B2	(3) (4) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 517, 3.21% PIK	13.58%	2/28/2029	£19,290,654	25,175,835	24,385,305
Hadrian Acquisition Ltd.	Delayed Draw Term Loan	(3) (4) (5) (6) (8) (14)	Banking, Finance, Insurance & Real Estate	SONIA + 517, 3.21% PIK	13.58%	2/28/2029	£1,973,540	4,792,948	5,174,909
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (14)	Consumer Services	SOFR + 575	11.18%	12/15/2026	4,789,048	4,762,798	4,548,307
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (14)	Consumer Services	SOFR + 600	11.34%	12/15/2026	8,542,028	8,487,031	8,157,229
Heartland Home Services, Inc.	Delayed Draw Term Loan	(4) (5) (6) (7) (14)	Consumer Services	SOFR + 600	11.34%	12/15/2026	2,266,142	2,239,320	2,132,748
Heartland Home Services, Inc.	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 600	11.34%	12/15/2026	6,822,646	6,769,421	6,515,300
Helios Software Holdings, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 375	9.08%	7/18/2030	5,955,075	5,826,550	5,963,591
Hercules Borrower, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Environmental Industries	SOFR + 625	11.68%	12/14/2026	2,036,588	2,008,601	2,036,588
Hercules Borrower, LLC	Term Loan	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 625	11.68%	12/14/2026	5,995,948	5,924,480	5,995,948
Hercules Borrower, LLC	Term Loan	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	10.99%	12/14/2026	340,910	337,342	340,910
Hoosier Intermediate, LLC	Term Loan	(4) (5) (6) (7) (14)	Health Care Providers & Services	SOFR + 500	10.51%	11/15/2028	12,081,900	11,892,980	12,081,900
Howden Group Holdings Ltd.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 350	8.84%	2/3/2031	9,975,000	9,926,886	9,988,466
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	10.58%	6/2/2028	287,246	264,815	287,246
HS Spa Holdings Inc.	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 525	10.60%	6/1/2029	8,475,291	8,344,520	8,482,312
HUB International Ltd.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 325	8.59%	6/20/2030	9,992,848	9,957,482	10,010,335
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(3) (4) (7) (13) (14)	Health Care Providers & Services	SOFR + 425	9.68%	8/19/2028	2,565,243	2,554,239	2,536,384

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Hyperion Refinance S.a.r.l.	Term Loan, Tranche B	(3) (4) (14)	Insurance	SOFR + 400	9.34%	4/18/2030	2,977,387	2,956,533	2,979,263
Icefall Parent, Inc.	Term Loan	(4) (5) (6) (14)	Software	SOFR + 650	11.83%	1/26/2030	13,018,681	12,748,645	12,849,364
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	12.58%	8/18/2028	243,841	214,516	243,841
iCIMS, Inc.	Term Loan	(3) (4) (5) (7) (14)	Software	SOFR + 725	12.58%	8/18/2028	27,159,809	26,848,256	27,159,809
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(3) (4) (5) (14)	Hotels, Restaurants & Leisure	EURIBOR + 1000	13.79%	5/9/2027	€20,800,000	24,898,865	22,275,770
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan, 14th Amendment	(4) (5) (6) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 600	11.35%	8/27/2026	3,267,690	3,195,642	3,180,853
Ion Trading Technologies S.a.r.l.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.35%	4/1/2028	8,988,902	8,937,495	8,973,891
IQN Holding Corp.	Term Loan	(4) (5) (7) (14)	Professional Services	SOFR + 525	10.60%	5/2/2029	6,870,282	6,818,469	6,870,282
IRIS Holdings, Inc.	Term Loan	(3) (4) (7) (14)	Chemicals, Plastics & Rubber	SOFR + 475	10.18%	6/28/2028	2,947,500	2,781,033	2,774,334
iRobot Corporation	Term Loan	(3) (4) (5) (8) (13) (14)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	14.45%	7/24/2026	26,089,039	26,089,039	24,980,255
Isolved, Inc.	Term Loan, Tranche B	(3) (4) (14)	Professional Services	SOFR + 350	8.83%	10/14/2030	4,488,750	4,468,058	4,492,969
Jeg's Automotive, LLC	Revolver	(4) (5) (13) (14) (15)	Automotives	SOFR + 600	11.47%	12/22/2027	2,604,166	2,571,012	1,528,559
Jeg's Automotive, LLC	Term Loan	(3) (4) (5) (13) (14) (15)	Automotives	SOFR + 600	11.47%	12/22/2027	17,864,584	17,633,245	10,485,920
Kaman Corp.	Term Loan	(3) (4) (14)	Distributors	SOFR + 350	8.83%	4/21/2031	4,375,000	4,364,063	4,396,875
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (6) (7) (8) (14)	Software	SOFR + 550, 2.50% PIK	10.83%	6/25/2029	57,315	41,973	57,315
Kaseya, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Software	SOFR + 550	10.82%	6/25/2029	70,978	69,946	70,978
Kaseya, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 550	10.83%	6/25/2029	519,029	489,412	519,029
Kaseya, Inc.	Term Loan	(3) (4) (5) (8) (14)	Software	SOFR + 550, 2.50% PIK	10.83%	6/25/2029	36,209,516	35,665,985	36,209,516
Kestra Advisor Services Holdings A, Inc.	Term Loan	(3) (4) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 400	9.34%	3/25/2031	2,500,000	2,493,885	2,506,250
KRE Hyod Owner, LLC	Term Loan, Tranche A1	(4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 421	9.65%	9/13/2026	1,363,636	1,363,636	1,353,409
KRE Hyod Owner, LLC	Term Loan, Tranche A2	(4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 1046	15.90%	9/13/2024	3,962,943	3,962,943	3,953,035
Legence Holdings, LLC	Term Loan	(3) (4) (7) (14)	Commercial Services & Supplies	SOFR + 350	8.94%	12/16/2027	3,409,103	3,400,681	3,408,387
LinQuest Corporation	Term Loan	(3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 575	11.18%	7/28/2028	9,725,000	9,597,300	9,690,072
Loyalty Ventures, Inc.	Term Loan, Tranche B	(3) (4) (5) (14) (15)	Professional Services	PRIME + 450	13.00%	11/3/2027	4,143,312	3,723,529	31,075

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
LVF Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.23%	6/10/2027	5,687,943	5,615,343	5,686,574
LVF Holdings, Inc.	Initial Term Loan	(3) (4) (5) (7) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.23%	6/10/2027	5,943,389	5,877,071	5,942,149
Magenta Buyer, LLC	Term Loan	(3) (4) (14)	Software	SOFR + 500	10.59%	7/27/2028	11,000,000	5,820,000	6,068,370
Material Holdings, LLC	Term Loan, Tranche A	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	11.33%	8/19/2027	10,064,287	10,064,287	10,064,287
Material Holdings, LLC	Term Loan, Tranche B	(3) (4) (5) (13) (14) (15)	Professional Services	SOFR + 600	11.32%	8/19/2027	2,454,628	984,601	984,601
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (7) (14)	Aerospace & Defense	SOFR + 625	11.58%	6/1/2027	2,386,974	2,360,937	1,981,339
Maverick Acquisition, Inc.	Initial Term Loan	(3) (4) (5) (14)	Aerospace & Defense	SOFR + 625	11.58%	6/1/2027	10,471,399	10,355,361	8,691,923
Mavis Tire Express Services Corp.	Term Loan, Tranche B	(3) (4) (14)	Specialty Retail	SOFR + 375	9.09%	5/4/2028	3,395,437	3,385,100	3,399,682
McAfee, LLC	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.59%	3/1/2029	4,922,487	4,754,633	4,754,633
Medical Manufacturing Technologies, LLC	Incremental Term Loan, 1st Amendment	(4) (5) (14)	Health Care Providers & Services	SOFR + 575	11.24%	12/23/2027	9,296,047	9,123,852	9,186,395
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.24%	12/23/2027	5,073,654	5,009,827	5,013,808
Medical Manufacturing Technologies, LLC	Revolver	(4) (5) (6) (7) (13) (14)	Health Care Providers & Services	SOFR + 575	11.24%	12/23/2027	1,378,839	1,346,196	1,351,732
Medical Manufacturing Technologies, LLC	Term Loan	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	11.24%	12/23/2027	12,589,873	12,427,239	12,441,368
Mileage Plus Holdings, LLC	Term Loan, Tranche B	(3) (4) (13) (14)	Aerospace & Defense	SOFR + 525	10.74%	6/21/2027	1,500,000	1,485,080	1,529,145
Mitchell International, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.59%	6/16/2031	5,894,924	5,865,449	5,835,975
Nader Upside 2 S.a.r.l	Term Loan, Tranche B	(4) (5) (8)	Health Care Providers & Services	EURIBOR + 10.25% PIK	10.25%	3/28/2028	€48,312,831	50,903,504	50,372,164
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (6) (13) (14)	Building Products	SOFR + 650	12.04%	8/5/2028	3,018,292	2,900,254	3,135,044
NEFCO Holding Company, LLC	Incremental Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Building Products	SOFR + 650	12.04%	8/5/2028	556,988	546,962	567,082
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (13) (14)	Building Products	SOFR + 650	12.01%	8/5/2028	590,031	581,378	590,031
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Building Products	SOFR + 650	11.90%	8/5/2028	379,165	373,745	379,165
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(4) (5) (13) (14)	Building Products	SOFR + 650	12.03%	8/5/2028	826,448	814,011	826,448
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (13) (14)	Building Products	SOFR + 650	12.03%	8/5/2028	419,856	408,930	419,856
NEFCO Holding Company, LLC	Term Loan	(3) (4) (5) (13) (14)	Building Products	SOFR + 650	12.03%	8/5/2028	4,573,525	4,504,844	4,573,525

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (6) (7) (14)	Consumer Services	SOFR + 650	11.89%	5/17/2028	9,113,627	8,606,831	8,987,617
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (7) (14)	Consumer Services	SOFR + 650	11.83%	5/17/2028	2,518,846	2,483,684	2,544,035
North Haven Fairway Buyer, LLC	Term Loan	(3) (4) (5) (14)	Consumer Services	SOFR + 650	11.83%	5/17/2028	10,073,082	9,930,886	10,173,813
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 650	11.84%	5/17/2028	95,847	93,445	96,805
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	11.34%	5/24/2027	198,045	195,441	194,502
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan A, 5th Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	11.61%	5/24/2027	4,769,809	4,680,431	4,721,100
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan B, 5th Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	11.61%	5/24/2027	11,240,491	10,885,236	11,045,065
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (7) (14)	Professional Services	SOFR + 550	10.83%	4/28/2028	2,444,809	2,396,542	2,368,009
Oak Purchaser, Inc.	Term Loan	(3) (4) (5) (7) (14)	Professional Services	SOFR + 550	10.83%	4/28/2028	5,030,030	4,994,865	4,948,805
Oak Purchaser, Inc.	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 550	10.83%	4/28/2028	835,719	820,327	820,700
Ontario Gaming GTA LP	Term Loan, Tranche B	(3) (4) (14)	Hotels, Restaurants & Leisure	SOFR + 425	9.58%	8/1/2030	3,980,000	3,954,429	3,994,288
Optiv Parent Inc.	Term Loan	(3) (4) (14)	Professional Services	SOFR + 525	10.57%	7/31/2026	6,947,500	6,733,991	6,348,278
Oranje Holdco, Inc.	Incremental Term Loan	(4) (5) (6) (14)	Professional Services	SOFR + 750	12.83%	2/1/2029	2,530,442	2,465,435	2,479,833
Oranje Holdco, Inc.	Term Loan	(3) (4) (5) (14)	Professional Services	SOFR + 750	12.83%	2/1/2029	6,038,961	5,914,243	6,100,525
Packaging Coordinators Midco, Inc.	Term Loan, Tranche B	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 325	8.58%	11/30/2027	6,861,913	6,855,574	6,879,068
Parexel International Corp.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.71%	11/15/2028	1,716,221	1,712,172	1,718,899
Park County Holdings, LLC	Term Loan	(3) (4) (5) (14)	Entertainment	SOFR + 675	12.09%	11/29/2029	57,517,241	56,420,765	56,942,069
Parkway Generation, LLC	Term Loan, Tranche B	(3) (4) (7) (13) (14)	Independent Power and Renewable Electricity Producers	SOFR + 475	10.34%	2/18/2029	3,467,641	3,403,184	3,460,706
Parkway Generation, LLC	Term Loan, Tranche C	(3) (4) (7) (13) (14)	Independent Power and Renewable Electricity Producers	SOFR + 475	10.34%	2/18/2029	461,742	452,571	460,819
PDI TA Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 525	10.58%	2/1/2031	2,440,650	2,346,047	2,344,303
PDI TA Holdings, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 525	10.58%	2/1/2031	20,447,154	20,251,199	20,250,949
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(3) (4) (14)	Transportation	SOFR + 375	9.33%	2/26/2029	2,934,101	2,928,809	2,939,001
Peraton Corp.	Term Loan, Tranche B	(3) (4) (13) (14)	Aerospace & Defense	SOFR + 375	9.19%	2/1/2028	4,854,094	4,810,674	4,852,055
Performance Health Holdings, Inc.	Term Loan, Tranche B	(3) (4) (5) (7) (13) (14)	Health Care Providers & Services	SOFR + 575	11.11%	7/12/2027	3,222,000	3,185,046	3,222,000
Pestco Intermediate, LLC	Term Loan	(3) (4) (5) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.48%	2/17/2028	3,660,174	3,575,050	3,712,053

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Pestco, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 600	11.48%	2/17/2028	354,866	318,905	374,503
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	10.99%	11/12/2027	12,713,459	12,539,304	12,627,416
PF Atlantic Holdco 2, LLC	Term Loan	(3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	11.06%	11/12/2027	10,085,941	9,959,550	10,025,833
Phoenix Guarantor, Inc.	Term Loan	(3) (4) (14)	Health Care Providers & Services	SOFR + 325	8.59%	2/14/2031	9,975,000	9,878,780	9,943,878
Planview Parent, Inc.	Term Loan	(3) (4) (13)	Software	SOFR + 375	9.08%	12/17/2027	4,961,776	4,768,909	4,949,372
Polaris Newco, LLC	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 400	9.59%	6/2/2028	5,631,569	5,562,085	5,626,106
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£4,988,902	6,282,084	6,306,468
Pound Bidco Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 600	11.34%	2/1/2027	238,575	238,575	202,414
Pound Bidco Inc.	Restatement Term Loan	(4) (5) (6) (14)	Software	SOFR + 650	11.82%	2/1/2027	38,211,390	37,807,006	37,839,114
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(3) (4) (14)	Health Care Technology	SOFR + 350	8.84%	4/24/2031	3,000,000	2,970,426	2,996,250
Primetech Holdco S.a.r.l.	Term Loan	(3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€25,779,577	25,324,410	26,228,217
Proampac PG Borrower LLC	Term Loan	(3) (4) (7) (14)	Containers, Packaging & Glass	SOFR + 400	9.33%	9/15/2028	5,832,269	5,827,658	5,841,017
Project Boost Purchaser, LLC	Revolver	(3) (4) (5) (6) (7) (14)	Professional Services	SOFR + 525	10.60%	5/2/2028	57,041	54,244	57,041
Project Castle, Inc.	Term Loan, Tranche B	(3) (4) (7) (14)	Professional Services	SOFR + 550	10.80%	6/1/2029	4,912,500	4,508,083	4,372,125
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 525	10.68%	7/20/2029	3,954,837	3,699,895	3,666,569
Proofpoint, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 300	8.34%	8/31/2028	8,876,866	8,766,930	8,766,930
Propulsion BC Finco S.a.r.l.	Term Loan	(3) (4) (14)	Aerospace & Defense	SOFR + 375	9.08%	9/14/2029	6,018,450	6,006,558	6,032,232
Pushpay USA Inc.	Term Loan	(3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	12.23%	5/10/2030	19,911,265	19,343,418	19,994,930
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (7) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	11.03%	3/8/2028	2,353,123	2,322,122	2,339,035
PXO Holdings I Corp.	Term Loan	(3) (4) (5) (7) (10) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	11.03%	3/8/2028	14,457,065	14,261,326	14,370,515
PXO Holdings III Corp.	Revolver	(4) (5) (6) (7) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	11.03%	3/8/2028	394,396	378,064	386,525
QBS Parent, Inc.	Term Loan	(3) (4) (14)	IT Services	SOFR + 425	9.60%	9/22/2025	5,921,671	5,372,347	5,795,835
Qnnect, LLC	Delayed Draw Term Loan	(4) (5) (6) (7) (14)	Aerospace & Defense	SOFR + 700	12.17%	11/2/2029	30,120	14,055	30,722
Qnnect, LLC	Term Loan	(3) (4) (5) (14)	Aerospace & Defense	SOFR + 700	12.17%	11/2/2029	2,607,516	2,542,469	2,672,913
Quantic Electronics, LLC	Incremental Term Loan, 2nd Amendment	(3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.68%	11/19/2026	1,970,119	1,951,222	1,948,629
Quantic Electronics, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.74%	3/1/2027	1,784,853	1,766,948	1,765,384

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Quantic Electronics, LLC	Revolver, 3rd Amendment	(4) (5) (6) (13) (14)	Aerospace & Defense	SOFR + 625	11.74%	11/19/2026	230,141	225,888	225,120
Quantic Electronics, LLC	Term Loan, 3rd Amendment	(3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.68%	11/19/2026	2,782,071	2,753,495	2,751,724
Quantic Electronics, LLC	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Aerospace & Defense	SOFR + 625	11.68%	3/1/2027	1,440,238	1,425,681	1,424,528
Quest Software US Holdings, Inc.	Term Loan	(3) (4) (7) (13) (14)	High Tech Industries	SOFR + 425	9.73%	2/1/2029	11,281,739	8,864,685	8,335,964
Rackspace Technology Global, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 625	11.69%	5/15/2028	1,041,348	1,000,870	1,051,116
Rackspace Technology Global, Inc.	Term Loan	(3) (4) (5) (13) (14)	Software	SOFR + 275	8.19%	2/15/2028	4,121,943	2,148,567	1,868,106
Radwell Parent LLC	Term Loan, 1st Amendment	(3) (4) (5) (14)	Distributors	SOFR + 550	10.83%	4/1/2029	18,325,586	17,881,663	18,387,126
Radwell Parent LLC	Revolver	(4) (5) (6) (7) (14)	Distributors	SOFR + 550	10.83%	4/1/2028	325,580	295,777	325,580
RealPage, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 300	8.46%	4/24/2028	4,966,811	4,867,365	4,821,929
Redstone Holdco 2 LP	Term Loan	(3) (4) (13) (14)	Computers and Electronics Retail	SOFR + 475	10.21%	4/27/2028	9,307,959	7,785,647	8,297,021
Rocket Software, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 475	10.09%	11/28/2028	9,949,937	9,834,589	9,977,499
Rome Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.11% PIK	12.95%	12/23/2027	£1,916,251	3,659,997	3,771,162
Rome Bidco Ltd.	Term Loan	(3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 125, 6.11% PIK	12.95%	12/23/2027	£35,686,293	47,548,167	46,013,244
RSC Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 600	11.49%	11/1/2029	139,816	135,870	139,809
RSC Acquisition, Inc.	Delayed Draw Term Loan, Tranche 2	(4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.98%	11/1/2029	1,209,433	1,202,080	1,185,076
RSC Acquisition, Inc.	Delayed Draw Term Loan, Tranche 2	(4) (5) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 600	11.33%	11/1/2029	1,164,755	1,150,966	1,164,734
RSC Acquisition, Inc.	Term Loan, Tranche C	(3) (4) (5) (7) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 550	10.98%	11/1/2029	5,971,388	5,921,989	5,851,129
SCP Eye Care HoldCo, LLC	Incremental Term Loan	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	10.94%	10/7/2029	549,142	517,470	534,038
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (6) (7) (13) (14)	Health Care Providers & Services	SOFR + 550	10.94%	10/5/2029	24,786	23,435	24,258
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	10.94%	10/5/2029	118,904	115,994	117,816
Sedgwick Claims Management Services, Inc.	Term Loan, Tranche B	(3) (4) (7) (14)	Professional Services	SOFR + 375	9.09%	2/24/2028	3,959,925	3,921,112	3,959,370
Skopima Merger Sub, Inc.	Term Loan, Tranche B	(3) (4) (14)	High Tech Industries	SOFR + 400	9.46%	5/12/2028	2,917,500	2,902,667	2,912,803
Smarsh, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Software	SOFR + 575	11.08%	2/16/2029	510,180	495,687	510,180
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	11.09%	2/16/2029	122,443	119,006	122,443

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Smarsh, Inc.	Term Loan	(3) (4) (5) (14)	Software	SOFR + 575	11.08%	2/16/2029		4,081,438	4,021,368	4,081,438
SolarWinds Holdings, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 324	8.58%	2/5/2027		4,972,475	4,963,053	4,974,563
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	10.33%	5/16/2028		4,987,500	4,905,181	4,900,219
Sophia LP	Term Loan, Tranche B	(3) (4) (13) (14)	Software	SOFR + 350	8.94%	10/9/2029		5,876,191	5,843,239	5,898,227
Sovos Compliance, LLC	Term Loan	(3) (4) (14)	Software	SOFR + 450	9.96%	8/11/2028		4,969,450	4,916,802	4,925,967
Speedstar Holding, LLC	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Automotives	SOFR + 725	12.75%	1/22/2027		215,193	210,685	214,882
Speedstar Holding, LLC	Incremental Term Loan, 1st Amendment	(3) (4) (5) (13) (14)	Automotives	SOFR + 725	12.82%	1/22/2027		915,835	896,632	914,512
Speedstar Holding, LLC	Incremental Term Loan, 2nd Amendment	(3) (4) (5) (13) (14)	Automotives	SOFR + 725	12.74%	1/22/2027		2,497,808	2,433,159	2,494,200
Speedstar Holding, LLC	Term Loan	(3) (4) (5) (7) (13) (14)	Automotives	SOFR + 725	12.75%	1/22/2027		6,456,806	6,382,359	6,447,479
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (6) (7) (13) (14)	Consumer Services	SOFR + 675	12.15%	7/25/2028		5,100,000	4,923,748	5,212,500
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (7) (13) (14)	Consumer Services	SOFR + 650	11.99%	7/25/2028		4,124,107	4,062,883	4,165,348
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (7) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028		932,641	918,877	941,967
Spotless Brands, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028		438,413	423,613	438,413
Spotless Brands, LLC	Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 650	11.97%	7/25/2028		20,868,830	20,562,293	21,077,519
Star Parent, Inc.	Term Loan, Tranche B	(3) (4) (14)	Health Care Providers & Services	SOFR + 375	9.09%	9/27/2030		2,992,500	2,950,924	2,988,071
Summit Acquisition, Inc.	Term Loan	(4) (5) (6) (7) (14)	Insurance	SOFR + 675	12.08%	5/1/2030		7,406,544	7,145,413	7,589,031
Tank Holding Corp.	Incremental Delayed Draw Term Loan	(4) (5) (6) (7) (13) (14)	Capital Equipment	SOFR + 575	11.17%	3/31/2028		1,405,450	1,309,550	1,382,936
Tank Holding Corp.	Incremental Term Loan	(3) (4) (5) (7) (13) (14)	Capital Equipment	SOFR + 600	11.44%	3/31/2028		7,246,207	7,068,817	7,231,547
Tank Holding Corp.	Term Loan	(3) (4) (5) (7) (13) (14)	Capital Equipment	SOFR + 575	11.19%	3/31/2028		37,172,413	36,660,120	36,809,248
Teneo Holdings, LLC	Term Loan, Tranche B	(3) (4) (14)	Professional Services	SOFR + 475	10.09%	3/11/2031		2,493,750	2,469,250	2,496,867
The Very Group Ltd.	Term Loan, Tranche A	(3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		£4,684,004	5,754,263	5,743,416
Tiger Acquisition, LLC	Term Loan	(3) (4) (7) (13) (14)	High Tech Industries	SOFR + 325	8.69%	6/1/2028		2,917,500	2,917,500	2,891,067
Titan Acquisition Ltd.	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 500	10.33%	2/1/2029		2,000,000	1,970,868	2,003,340
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(3) (4) (14)	Machinery	SOFR + 350	8.79%	4/30/2030		9,991,691	9,985,245	10,036,454
Trader Corporation	Incremental Term Loan	(3) (4) (5) (14)	Automotives	CDOR + 550	10.49%	12/22/2029	C$	1,208,094	874,092	874,247
Trader Corporation	Term Loan	(3) (4) (5) (14)	Automotives	CDOR + 675	11.74%	12/22/2029	C$	2,982,483	2,143,349	2,223,700
TransDigm, Inc.	Term Loan, Tranche J	(3) (4) (14)	Aerospace & Defense	SOFR + 250	7.84%	2/13/2031		1,995,000	1,990,312	1,998,990

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Trioworld Midco 2 AB	Term Loan	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 10.25% PIK	14.14%	10/17/2028	€34,054,012	35,194,808	36,105,458
Triton Water Holdings, Inc.	Term Loan	(3) (4) (14)	Beverage, Food & Tobacco	SOFR + 325	8.85%	3/31/2028	5,247,764	5,219,663	5,247,764
Truist Insurance Holdings LLC	Term Loan	(3) (4) (14)	Insurance	SOFR + 325	8.58%	3/25/2031	5,000,000	4,987,710	5,004,450
TTF Holdings, LLC	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 375	9.09%	3/31/2031	2,000,000	1,980,000	1,995,000
Tufin Software North America, Inc.	Incremental Term Loan, 1st Amendment	(4) (5) (7) (13) (14)	Software	SOFR + 769	13.23%	8/25/2028	8,623,756	8,452,125	8,565,181
Tufin Software North America, Inc.	Term Loan	(3) (4) (5) (13) (14)	Software	SOFR + 764	13.08%	8/25/2028	27,254,540	26,859,276	27,101,274
UKG, Inc.	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.58%	5/4/2026	10,000,000	9,987,793	10,032,500
United Flow Technologies Intermediate Holdco II, LLC	Term Loan	(4) (5) (6) (14)	Utilities	SOFR + 525	10.60%	6/21/2031	10,100,559	9,849,960	9,849,162
USALCO, LLC	2nd Amendment Term Loan	(3) (4) (5) (14)	Chemicals, Plastics & Rubber	SOFR + 600	11.60%	10/19/2027	289,808	284,653	289,808
USALCO, LLC	Term Loan, Tranche A	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 600	11.71%	10/19/2027	4,875,000	4,814,722	4,875,000
USR Parent, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (7) (14)	Specialty Retail	SOFR + 760	12.93%	4/25/2027	3,555,556	3,533,261	3,550,414
Vensure Employer Services, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (6) (14)	Professional Services	SOFR + 525	10.58%	3/26/2027	20,258,350	19,879,274	20,150,938
Verifone Systems, Inc.	Term Loan	(3) (4) (7) (14)	High Tech Industries	SOFR + 400	9.60%	8/20/2025	2,620,764	2,614,072	2,137,941
VGL Midco Ltd.	Term Loan, Tranche A	(3) (5) (8)	Consumer Services	15.00% PIK	15.00%	11/28/2025	£2,423,096	2,970,108	2,971,144
VGL Midco Ltd.	Term Loan, Tranche B1	(5) (7) (8)	Consumer Services	8.75%, 5.25% PIK	14.00%	11/1/2025	£12,925,580	16,356,358	16,339,218
VGL Midco Ltd.	Term Loan, Tranche B2	(5) (8)	Consumer Services	14.00% PIK	14.00%	11/1/2025	£13,479,005	17,063,626	17,038,802
Vision Solutions, Inc.	Incremental Term Loan	(3) (4) (13) (14)	Software	SOFR + 400	9.61%	4/24/2028	5,928,338	5,596,300	5,809,771
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(3) (4) (13) (14)	Telecommunications	SOFR + 350	9.09%	7/20/2028	5,849,816	5,846,904	5,846,189
VS Buyer, LLC	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 325	8.58%	4/4/2031	4,000,000	3,990,184	4,005,000
Wand NewCo 3, Inc.	Term Loan, Tranche B	(3) (4) (14)	Automotives	SOFR + 375	9.09%	1/18/2031	2,000,000	1,995,204	2,012,140
WestJet Loyalty LP	Term Loan, Tranche B	(3) (4) (14)	Passenger Airlines	SOFR + 375	9.05%	1/31/2031	5,000,000	4,951,796	5,020,000
Windsor Holdings III, LLC	Term Loan, Tranche B	(3) (4) (14)	Chemicals, Plastics & Rubber	SOFR + 400	9.34%	8/1/2030	3,970,050	3,914,908	3,990,893
Wineshipping.Com, LLC	Delayed Draw Term Loan	(3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.20%	10/29/2027	370,771	366,415	329,484
Wineshipping.Com, LLC	Revolver	(3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.24%	10/29/2027	1,747,842	1,724,385	1,526,672
Wineshipping.Com, LLC	Term Loan	(3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	11.25%	10/29/2027	13,555,707	13,387,054	12,046,225
Wood Mackenzie Ltd.	Term Loan, Tranche B	(3) (4) (14)	Professional Services	SOFR + 350	8.82%	1/31/2031	3,700,000	3,691,107	3,722,200
Yellowstone Buyer Acquisition, LLC	Term Loan	(3) (4) (5) (13) (14)	Consumer Goods: Durable	SOFR + 575	11.17%	9/14/2027	6,573,128	6,494,207	6,279,293
YLG Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.33%	10/31/2025	210,659	210,659	210,659

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
YLG Holdings, Inc.	Delayed Draw Term Loan, 3rd Amendment	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.33%	10/31/2025	291,923	291,923	291,923
YLG Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (8) (14)	Commercial Services & Supplies	SOFR + 500, 0.50% PIK	10.43%	11/1/2025	1,424,883	1,418,174	1,424,883
YLG Holdings, Inc.	Delayed Draw Term Loan	(3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 500	10.33%	10/31/2025	171,354	171,354	171,354
YLG Holdings, Inc.	Incremental Term Loan	(3) (4) (5) (8) (14)	Commercial Services & Supplies	SOFR + 500, 0.50% PIK	10.43%	11/1/2025	3,463,643	3,453,785	3,463,643
YLG Holdings, Inc.	Revolver	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	10.33%	10/31/2025	17,814	17,814	17,814
First Lien Debt Total								$2,479,517,411	$2,470,833,607

Second Lien Debt (5.0% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	14.98%	9/30/2028	$37,835,530	$37,415,884	$37,457,175
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 12.62% PIK	17.94%	3/2/2026	12,446,708	12,290,538	12,380,516
Aimbridge Acquisition Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 750	12.94%	2/1/2027	1,712,000	1,699,352	1,662,799
AP Plastics Acquisition Holdings, LLC	Term Loan	(2) (3) (4) (5) (7) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 725	12.69%	8/10/2029	19,090,000	18,706,025	19,090,000
Apex Group Treasury, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Banking, Finance, Insurance & Real Estate	SOFR + 675	12.31%	7/27/2029	13,864,250	13,662,849	13,864,250
AQA Acquisition Holding, Inc.	Incremental Term Loan	(2) (3) (4) (5) (13) (14) (16)	High Tech Industries	SOFR + 750	12.93%	3/3/2029	5,538,462	5,442,596	5,538,462
ARCO BPS Holdings Ltd.	Term Loan, Mezzanine	(2) (3) (4) (5) (14)	Banking, Finance, Insurance & Real Estate	EURIBOR + 850	12.40%	6/30/2026	€1,876,305	2,043,635	2,009,429
Delta TopCo, Inc.	Term Loan	(3) (4) (14)	Computers and Electronics Retail	SOFR + 525	10.60%	12/24/2030	5,000,000	4,975,399	5,060,000
Fastlane Parent Co., Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Automotives	SOFR + 875	14.21%	2/4/2027	2,500,000	2,451,591	2,493,750
National Mentor Holdings, Inc.	Term Loan	(3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	12.68%	3/2/2029	2,000,000	1,986,497	1,767,000
Neptune Bidco US, Inc.	Term Loan	(3) (4) (5) (7) (13) (14)	Professional Services	SOFR + 975	15.15%	10/11/2029	43,000,000	41,892,037	43,430,000
PAI Holdco, Inc.	Term Loan	(3) (4) (5) (8) (13) (14)	Automotives	SOFR + 550, 2.00% PIK	12.98%	10/28/2028	3,630,776	3,567,092	3,333,459
Peraton Corp.	Term Loan, Tranche B1	(3) (4) (13) (14)	Aerospace & Defense	SOFR + 775	13.18%	2/1/2029	4,444,944	4,398,698	4,456,056
Queensgate Gem UK Midco Ltd.	Term Loan	(5) (8)	Hotels, Restaurants & Leisure	12.75% PIK	12.75%	7/15/2024	£3,161,812	4,203,131	3,996,845
Queensgate Gem UK Midco Ltd.	Term Loan, Mezzanine	(5) (8) (14)	Hotels, Restaurants & Leisure	2.85%, 6.90% PIK	10.94%	7/15/2024	£5,491,843	7,364,074	7,567,036
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (14) (15)	Real Estate Management & Development	SOFR + 1000	15.34%	8/25/2025	5,000,000	4,967,209	3,750,000

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Loans (77.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 750	12.98%	5/18/2026	1,500,000	1,450,364	1,377,750
TruGreen Limited Partnership	Term Loan	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	14.09%	11/2/2028	2,000,000	1,973,958	1,530,000
Second Lien Debt Total								$170,490,929	$170,764,527
Corporate Loans Total								$2,650,008,340	$2,641,598,134

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A,Class ER	(4) (5) (7) (14)	SOFR + 676	12.10%	4/15/2035	$1,400,000	$1,250,500	$1,340,205
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7) (14)	SOFR + 650	11.79%	4/15/2037	1,000,000	1,000,000	1,009,363
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7) (14)	SOFR + 515	10.48%	10/15/2036	2,000,000	2,000,000	2,072,784
ABPCI Direct Lending Fund CLO	Series 2019-5A, Class CRR	(4) (5) (7) (13) (14)	SOFR + 549	11.04%	1/20/2036	5,275,000	5,275,000	5,389,446
ABPCI Direct Lending Fund CLO XVII, LLC	Series 2024-17A, Class D	(4) (5) (7) (14)	SOFR + 470	10.04%	8/1/2036	3,300,000	3,300,000	3,306,052
AGL CLO 1 Ltd.	Series 2019-1A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 650	12.09%	10/20/2034	5,500,000	5,172,031	5,493,345
AGL CLO 17 Ltd.	Series 2022-17A, Class E	(2) (4) (5) (7) (14)	SOFR + 635	11.67%	1/21/2035	1,000,000	1,003,711	1,002,645
AGL CLO 19 Ltd	Series 2022-19A, Class E	(2) (4) (5) (7) (14)	SOFR + 801	13.33%	7/21/2035	6,050,000	5,890,667	6,086,584
AGL CLO 5 Ltd	Series 2020-5A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 645	12.04%	7/20/2034	2,000,000	1,823,937	2,001,396
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7) (13) (14)	SOFR + 624	11.82%	4/20/2037	5,600,000	5,600,000	5,607,297
AGL CLO Ltd.	Series 2022-20A, Class E	(2) (4) (5) (7) (14)	SOFR + 836	13.68%	7/20/2035	2,700,000	2,610,281	2,726,627
Aimco CLO 20 Ltd	Series 2023-20A, Class E	(4) (5) (7) (14)	SOFR + 700	12.36%	10/16/2036	6,000,000	6,000,000	6,188,238
Allegany Park CLO Ltd	Series 2019-1A, Class ER	(4) (5) (7) (14)	SOFR + 640	11.73%	1/20/2035	1,500,000	1,414,519	1,501,803
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 646	12.05%	4/15/2034	4,000,000	3,969,128	3,999,576
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	8,830,000	6,443,507	4,625,465
Anchorage Capital CLO Ltd.	Series 2019-13A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 670	12.29%	4/15/2034	6,400,000	6,313,220	6,389,171
Antares CLO Ltd.	Series 2017-1A, Class DR	(2) (4) (5) (7) (13) (14)	SOFR + 365	9.24%	4/20/2033	5,000,000	4,696,252	4,974,875
Antares CLO Ltd.	Series 2017-2A, Class DR	(4) (5) (7) (13) (14)	SOFR + 375	9.34%	10/20/2033	2,000,000	1,915,244	1,992,440
Apidos CLO Ltd.	Series 2012-11A, Class ER3	(4) (5) (7) (13) (14)	SOFR + 657	12.15%	4/17/2034	1,528,500	1,360,283	1,533,920
Apidos CLO Ltd.	Series 2023-45A, Class E	(4) (5) (7) (14)	SOFR + 840	13.72%	4/26/2036	2,470,000	2,423,947	2,603,118
ARBOUR CLO IX DAC	Series 9X, Class E	(4) (5) (14) (16)	EURIBOR + 579	9.70%	4/15/2034	€2,337,000	2,190,578	2,430,868
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500,000	4,526,616	3,876,546
Ares CLO Ltd.	Series 2022-66A, Class DR	(4) (5) (7) (14)	SOFR + 500	10.32%	7/25/2036	6,750,000	6,750,000	6,979,250
Ares CLO Ltd.	Series 2017-43A, Class ER	(4) (5) (7) (13) (14)	SOFR + 686	12.45%	7/15/2034	7,333,334	6,945,466	7,337,888
ARES European CLO XVI DAC	Series 16X, Class ER	(4) (5) (14) (16)	EURIBOR + 724	11.15%	7/15/2037	€6,000,000	6,448,772	6,458,583
Audax Senior Debt CLO, LLC	Series 2024-9A, Class D	(4) (5) (7) (14)	SOFR + 520	10.54%	4/20/2036	5,000,000	5,000,000	5,078,540
Avoca CLO XXVIII DAC	Series 28A, Class E	(4) (5) (7) (14)	EURIBOR + 736	11.27%	4/15/2037	€1,350,000	1,367,075	1,453,413
Babson CLO Ltd.	Series 2017-1A, Class F	(2) (4) (5) (7) (13) (14)	SOFR + 745	13.04%	7/18/2029	2,500,000	2,475,585	2,366,265
Babson CLO Ltd.	Series 2019-2A, Class DR	(4) (5) (7) (13) (14)	SOFR + 678	12.39%	4/15/2036	1,600,000	1,446,145	1,592,109

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Babson CLO Ltd.	Series 2020-1A, Class ER	(4) (5) (7) (13) (14)	SOFR + 665	12.26%	10/15/2036	1,600,000	1,464,009	1,601,427
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100,000	9,790,416	7,316,095
Babson CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 840	13.74%	10/20/2034	1,333,334	1,244,206	1,356,483
Bain Capital Euro CLO 2022-1 DAC	Series 2022-1X, Class E	(2) (4) (5) (14) (16)	EURIBOR + 699	10.89%	10/19/2034	€2,000,000	2,136,577	2,123,810
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7) (14)	SOFR + 470	10.03%	7/25/2037	8,250,000	8,250,000	8,263,613
Ballyrock CLO Ltd.	Series 2022-21A, Class D	(4) (5) (7) (14)	SOFR + 876	14.05%	10/20/2035	1,000,000	963,969	1,018,782
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7) (14)	SOFR + 837	13.70%	7/15/2036	3,350,000	3,326,546	3,515,895
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7) (14)	SOFR + 640	11.74%	1/20/2036	2,750,000	2,750,000	2,845,513
Barings Private Credit CLO Ltd	Series 2023-1A, Class C	(4) (5) (7) (14)	SOFR + 635	11.69%	7/15/2031	2,000,000	2,000,000	2,002,038
Battalion CLO Ltd.	Series 2017-11A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 685	12.46%	4/24/2034	3,000,000	2,976,264	2,732,790
BCC Middle Market CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 665	11.99%	7/20/2035	3,350,000	3,350,000	3,431,100
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(2) (4) (5) (7) (13) (14)	SOFR + 675	12.36%	4/20/2034	3,500,000	3,445,416	3,524,301
Benefit Street Partners CLO Ltd.	Series 2022-29A, Class E	(4) (5) (7) (14)	SOFR + 781	13.15%	1/25/2036	1,666,667	1,651,433	1,709,135
Benefit Street Partners CLO Ltd.	Series 2022-27A, Class E	(2) (4) (5) (7) (14)	SOFR + 812	13.46%	7/20/2035	3,734,483	3,569,467	3,780,918
Benefit Street Partners CLO Ltd.	Series 2023-32A, Class E	(4) (5) (7) (14)	SOFR + 735	12.69%	10/25/2036	4,000,000	4,000,000	4,167,592
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7) (13) (14)	SOFR + 604	11.64%	7/20/2037	10,710,000	10,710,000	10,736,978
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7) (14)	SOFR + 670	12.04%	7/25/2037	4,000,000	4,000,000	4,036,404
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7) (13) (14)	SOFR + 668	12.28%	7/17/2037	7,000,000	6,930,528	6,730,577
Birch Grove CLO Ltd.	Series 2023-6A, Class D	(4) (5) (7) (14)	SOFR + 583	11.17%	7/20/2035	5,000,000	4,953,878	5,191,145
Blackrock European CLO DAC	Series 14A, Class E	(4) (5) (7) (14)	EURIBOR + 767	11.58%	7/15/2036	€1,150,000	1,196,473	1,247,201
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750,000	1,206,528	769,058
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 684	12.45%	4/20/2034	4,000,000	3,996,850	3,872,300
BlueMountain CLO Ltd.	Series 2019-25A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 725	12.86%	7/15/2036	5,725,000	5,706,524	5,649,573
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13) (14)	SOFR + 653	12.14%	4/19/2034	735,000	642,977	714,172
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900,000	4,373,971	3,485,498
Brightwood Capital MM CLO Ltd	Series 2023-1A, Class C	(4) (5) (7) (14)	SOFR + 480	10.14%	10/15/2035	2,900,000	2,846,016	2,973,518
Bryant Park Funding Ltd	Series 2023-21A, Class D	(4) (5) (7) (14)	SOFR + 545	10.79%	10/18/2036	4,800,000	4,800,000	4,869,442
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			7/18/2034	14,400,000	10,052,354	8,959,485
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(2) (4) (5) (7) (13) (14)	SOFR + 711	12.72%	7/17/2034	4,000,000	3,967,838	3,809,396
CBAM 2021-15 LLC	Series 2021-15A, Class SUB	(4) (5) (7) (12)			1/15/2036	11,267,262	7,651,177	5,250,097
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	17,821,729	12,514,707	10,119,348
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (14) (16)	EURIBOR + 597	9.87%	8/18/2035	€2,845,000	2,755,913	3,046,668
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,952,500	2,664,817	1,901,656
CIFC Funding Ltd.	Series 2017-5A, Class ER	(4) (5) (7) (13) (14)	SOFR + 589	11.49%	7/17/2037	4,750,000	4,750,000	4,750,000
CIFC Funding Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13) (14)	SOFR + 659	12.20%	4/17/2034	2,850,000	2,833,053	2,861,326
CIFC Funding Ltd.	Series 2020-4A, Class E	(4) (5) (7) (13) (14)	SOFR + 685	12.46%	1/15/2034	2,400,000	2,378,190	2,416,572
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13) (14)	SOFR + 640	12.01%	7/15/2036	1,500,000	1,475,019	1,503,476
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 715	12.49%	10/15/2037	6,000,000	6,000,000	6,145,464

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 765	12.99%	1/20/2037	7,000,000	7,000,000	7,202,503
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7) (14)	SOFR + 640	11.74%	4/22/2037	5,650,000	5,650,000	5,726,727
Clover CLO Ltd.	Series 2021-1A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 660	12.19%	4/22/2034	3,000,000	3,000,000	3,001,632
Crown Point CLO Ltd.	Series 2021-10A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 685	12.46%	7/20/2034	3,000,000	2,927,651	3,003,549
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13) (14)	SOFR + 713	12.74%	10/20/2034	3,462,500	3,034,790	3,475,529
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (14) (16)	EURIBOR + 616	9.88%	12/15/2034	€1,550,000	1,540,093	1,648,050
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class E	(4) (5) (7) (14)	EURIBOR + 835	12.26%	4/15/2035	€2,125,000	2,214,415	2,380,398
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,190,750	5,836,034	6,877,554
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,190,750	—	107,480
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,190,750	—	250,720
Davis Park CLO Ltd.	Series 2022-1A, Class E	(2) (4) (5) (7) (14)	SOFR + 695	12.29%	4/20/2035	5,000,000	5,000,000	5,032,515
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(4) (5) (7) (12)			8/20/2034	4,915,323	3,609,489	2,540,198
Dryden Senior Loan Fund CLO Ltd.	Series 2022-106A, Class E	(4) (5) (7) (14)	SOFR + 887	14.21%	10/15/2035	1,333,334	1,285,249	1,361,839
Elevation CLO Ltd.	Series 2021-13A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 695	12.56%	7/15/2034	3,000,000	2,952,026	2,790,492
Elmwood CLO 22 Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 765	12.99%	4/17/2036	3,350,000	3,350,000	3,457,448
Empower CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 855	13.89%	10/20/2034	1,000,000	955,695	1,023,193
Empower CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 822	13.56%	4/25/2036	2,470,000	2,452,836	2,560,192
Empower CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7) (14)	SOFR + 540	10.74%	7/15/2036	2,000,000	2,000,000	2,077,034
Empower CLO Ltd.	Series 2024-1A, Class D1	(2) (4) (5) (7) (14)	SOFR + 375	9.09%	4/25/2037	14,000,000	14,000,000	14,072,842
Flatiron CLO Ltd	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 600	11.61%	7/19/2034	3,750,000	3,650,357	3,770,606
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7) (13) (14)	SOFR + 484	10.44%	7/22/2037	6,750,000	6,750,000	6,761,320
Generate CLO 8 Ltd.	Series 8A, Class ER	(4) (5) (7) (13) (14)	SOFR + 695	12.56%	10/20/2034	2,820,000	2,623,857	2,823,415
Glenbrook Park CLO DAC	Series 1A, Class E	(4) (5) (7) (14)	EURIBOR + 758	11.48%	7/21/2036	€2,750,000	2,789,330	2,981,990
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class E	(2) (4) (5) (7) (13) (14)	SOFR + 670	12.31%	7/20/2034	4,000,000	3,968,059	4,005,004
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7) (14)	SOFR + 545	10.82%	7/25/2036	6,750,000	6,750,000	6,985,609
Golub Capital Partners CLO Ltd.	Series 2021-54A, Class D	(4) (5) (7) (13) (14)	SOFR + 385	9.46%	8/5/2033	3,750,000	3,582,890	3,749,531
Golub Capital Partners CLO Ltd.	Series 2013-16A, Class DR2	(4) (5) (7) (13) (14)	SOFR + 400	9.61%	7/25/2033	2,000,000	1,933,300	2,000,000
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7) (14)	SOFR + 610	11.44%	1/20/2036	4,800,000	4,800,000	4,941,547
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7) (14)	SOFR + 510	10.44%	2/9/2037	7,500,000	7,500,000	7,637,040
Halseypoint CLO Ltd.	Series 2023-7A, Class D	(4) (5) (7) (14)	SOFR + 584	11.16%	7/20/2036	3,100,000	3,071,186	3,220,320
Harvest Clo XXIX DAC	Series 29X, Class ER	(4) (5) (14) (16)	EURIBOR + 627	10.18%	7/15/2037	€5,000,000	5,313,797	5,327,979
Henley Funding Ltd.	Series 7X, Class E	(4) (5) (14) (16)	EURIBOR + 714	11.02%	4/25/2034	€2,000,000	2,147,132	2,169,330
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7) (14)	SOFR + 575	11.07%	7/20/2036	3,750,000	3,750,000	3,893,453
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 675	12.07%	7/15/2035	6,000,000	6,000,000	6,149,256
Invesco CLO 2021-1 Ltd	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 646	12.07%	4/15/2034	3,075,000	2,951,556	2,984,595
Invesco CLO Ltd	Series 2023-3A, Class D	(4) (5) (7) (14)	SOFR + 540	10.74%	7/15/2036	3,900,000	3,900,000	4,029,648
Invesco CLO Ltd	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 816	13.51%	7/15/2036	3,000,000	2,943,709	3,128,001
Invesco US CLO Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7) (14)	SOFR + 550	10.84%	4/15/2037	10,000,000	10,000,000	9,999,450

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Ivy Hill Middle Market Credit Fund XXI Ltd.	Series 21A, Class D	(4) (5) (7) (14)	SOFR + 640	11.73%	7/18/2035	2,000,000	2,000,000	2,053,022
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7) (14)	SOFR + 505	10.25%	4/20/2036	2,500,000	2,500,000	2,531,103
Katayma CLO I Ltd	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 525	10.57%	10/20/2036	2,000,000	2,000,000	2,027,200
KKR Financial CLO Ltd	Series 44A, Class D	(4) (5) (7) (14)	SOFR + 500	10.31%	1/20/2036	5,000,000	5,000,000	5,214,480
KKR Financial CLO Ltd.	Series 10, Class ER	(4) (5) (7) (13) (14)	SOFR + 650	12.10%	9/15/2029	3,000,000	2,973,527	3,026,319
KKR Financial CLO Ltd.	Series 2021-36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600,000	6,111,801	5,206,517
KKR Financial CLO Ltd.	Series 2023-46A, Class E	(4) (5) (7) (14)	SOFR + 821	13.53%	4/20/2035	2,100,000	2,071,365	2,119,207
KKR Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7) (14)	SOFR + 881	14.14%	7/16/2036	1,000,000	976,616	1,034,419
KKR Financial CLO Ltd.	Series 28A, Class ER	(4) (5) (7) (13) (14)	SOFR + 714	12.72%	2/9/2035	6,800,000	6,770,379	6,879,485
KKR Financial CLO Ltd.	Series 35A, Class E	(4) (5) (7) (13) (14)	SOFR + 682	12.41%	10/20/2034	1,500,000	1,383,346	1,507,730
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7) (13) (14)	SOFR + 434	9.94%	4/20/2037	3,750,000	3,750,000	3,751,001
Madison Park Euro Funding IX DAC	Series 9X, Class ER	(4) (5) (14) (16)	EURIBOR + 611	10.02%	7/15/2035	€5,725,000	5,527,145	6,029,352
Madison Park Funding Ltd.	Series 2018-32A, Class ER	(4) (5) (7) (13) (14)	SOFR + 620	11.79%	1/22/2031	1,800,000	1,680,220	1,801,283
Madison Park Funding Ltd.	Series 2020-47A, Class DR	(4) (5) (7) (13) (14)	SOFR + 364	9.23%	4/19/2037	5,000,000	5,000,000	5,071,575
Madison Park Funding Ltd.	Series 2020-47A, Class ER	(4) (5) (7) (13) (14)	SOFR + 639	11.98%	4/19/2037	5,000,000	5,000,000	5,051,355
Madison Park Funding Ltd.	Series 2022-54A, Class E1	(4) (5) (7) (14)	SOFR + 895	14.27%	10/21/2034	750,000	729,958	767,063
Madison Park Funding Ltd.	Series 2023-63A, Class E	(4) (5) (7) (14)	SOFR + 857	13.89%	4/21/2035	6,000,000	5,862,028	6,233,892
Madison Park Funding Ltd.	Series 2023-63A, Class D	(4) (5) (7) (14)	SOFR + 550	10.82%	4/21/2035	3,500,000	3,500,000	3,586,062
Madison Park Funding Ltd.	Series 2024-58A, Class E	(4) (5) (7) (14)	SOFR + 665	11.97%	4/25/2037	6,000,000	6,000,000	6,075,234
Madison Park Funding Ltd.	Series 2022-55A, Class E	(4) (5) (7) (14)	SOFR + 817	13.50%	7/18/2035	5,818,182	5,715,696	5,876,899
Madison Park Funding Ltd.	Series 2015-17A, Class SUB	(4) (5) (7) (12)			7/21/2030	24,315,250	5,940,204	4,284,590
Magnetite CLO Ltd.	Series 2016-17A, Class ER2	(4) (5) (7) (13) (14)	SOFR + 624	11.82%	4/20/2037	6,400,000	6,400,000	6,470,304
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 711	12.70%	4/23/2034	2,500,000	2,480,147	2,495,108
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13) (14)	SOFR + 720	12.78%	10/17/2034	4,000,000	3,934,499	3,848,556
MidOcean Credit CLO Ltd	Series 2023-13A, Class D	(4) (5) (7) (14)	SOFR + 509	10.42%	1/21/2037	3,850,000	3,818,623	3,992,073
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375,000	2,409,750	2,399,412
Morgan Stanley Eaton Vance CLO 2022-18 Ltd.	Series 2022-18A, Class D	(4) (5) (7) (14)	SOFR + 500	10.33%	10/20/2035	4,000,000	3,977,010	4,042,740
Neuberger Berman CLO Ltd	Series 2015-20A, Class ERP	(4) (5) (7) (13) (14)	SOFR + 650	12.09%	7/15/2034	1,000,000	912,477	1,004,835
Neuberger Berman CLO Ltd	Series 2022-49A, Class E	(4) (5) (7) (14)	SOFR + 700	12.32%	7/25/2034	480,000	462,692	483,006
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7) (14)	SOFR + 500	10.32%	10/25/2036	3,850,000	3,813,385	3,955,663
Oak Hill Credit Partners X-R Ltd.	Series 2014-10RA, Class ER	(4) (5) (7) (13) (14)	SOFR + 625	11.84%	4/20/2034	1,500,000	1,473,198	1,512,959
OCP CLO Ltd.	Series 2023-28A, Class D	(4) (5) (7) (14)	SOFR + 535	10.68%	7/16/2036	5,062,500	5,062,500	5,217,332
Octagon 70 Alto Ltd	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 409	9.41%	10/20/2036	4,850,000	4,713,051	4,886,375
Octagon 70 Alto Ltd	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 666	11.98%	10/20/2036	1,575,000	1,500,395	1,568,117
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500,000	13,553,888	8,312,111
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (13) (14)	SOFR + 675	12.34%	10/15/2034	6,425,000	6,330,909	5,885,743
Octagon Investment Partners 58 Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 720	12.53%	7/15/2037	9,500,000	9,500,000	9,511,229

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
OFSI Fund Ltd.	Series 2023-12A, Class E	(4) (5) (7) (14)	SOFR + 885	14.17%	1/20/2035	350,000	343,666	358,666
OHA Credit Funding 15 Ltd.	Series 2023-15A, Class E	(4) (5) (7) (14)	SOFR + 800	13.32%	4/20/2035	2,450,000	2,450,000	2,541,304
OHA Credit Funding 16 Ltd	Series 2023-16A, Class E	(4) (5) (7) (14)	SOFR + 675	12.07%	10/20/2036	8,000,000	8,000,000	8,321,008
Palmer Square CLO Ltd.	Series 2018-1A, Class DR	(4) (5) (7) (13) (14)	SOFR + 668	12.26%	4/18/2037	3,300,000	3,317,415	3,379,164
Palmer Square CLO Ltd.	Series 2021-1A, Class D	(4) (5) (7) (13) (14)	SOFR + 600	11.59%	4/20/2034	2,855,082	2,860,314	2,872,133
Palmer Square CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7) (14)	SOFR + 635	11.67%	4/20/2035	2,000,000	1,997,614	2,014,822
Palmer Square CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7) (14)	SOFR + 783	13.19%	1/20/2037	3,500,000	3,471,312	3,628,769
Palmer Square CLO Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	5,000,000	4,540,477	4,540,475
Palmer Square CLO Ltd.	Series 2022-4A, Class E	(4) (5) (7) (14)	SOFR + 858	13.91%	10/20/2035	2,666,667	2,545,576	2,758,206
Palmer Square CLO Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 824	13.56%	4/20/2036	2,820,000	2,780,387	2,933,418
Palmer Square European CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	EURIBOR + 759	11.50%	7/15/2036	€1,150,000	1,196,163	1,255,304
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7) (13) (14)	SOFR + 469	10.27%	4/15/2036	5,000,000	5,000,000	5,003,860
Providus CLO DAC	Series 7A, Class ER	(4) (5) (7) (14)	EURIBOR + 642	10.33%	7/15/2038	€2,250,000	2,409,639	2,409,639
Providus CLO DAC	Series 7X, Class E	(4) (5) (14) (16)	EURIBOR + 769	11.60%	7/15/2036	€2,250,000	2,258,462	2,413,330
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(4) (5) (7) (13) (14)	SOFR + 675	12.34%	4/20/2034	2,500,000	2,305,412	2,507,733
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7) (13) (14)	SOFR + 674	12.32%	4/17/2037	5,560,000	5,560,000	5,558,871
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(4) (5) (7) (13) (14)	SOFR + 670	12.29%	1/20/2035	5,000,000	4,827,494	5,024,380
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 841	13.74%	7/15/2036	4,250,000	4,170,733	4,458,556
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 790	13.13%	1/25/2037	6,000,000	5,901,703	6,224,568
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7) (14)	SOFR + 685	12.17%	4/25/2037	5,000,000	5,000,000	5,091,275
Rockford Tower CLO Ltd	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 532	10.67%	1/20/2036	4,300,000	4,267,389	4,439,978
RR Ltd.	Series 2023-26A, Class D	(4) (5) (7) (14)	SOFR + 825	13.58%	4/15/2038	2,750,000	2,729,976	2,853,769
Silver Point CLO, Ltd.	Series 2023-2A, Class E	(4) (5) (7) (14)	SOFR + 899	14.31%	4/20/2035	1,150,000	1,107,586	1,190,180
Sixth Street CLO Ltd	Series 2023-23A, Class E	(4) (5) (7) (14)	SOFR + 705	12.38%	10/23/2036	4,000,000	4,000,000	4,130,852
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000,000	12,316,027	12,603,544
Sound Point CLO Ltd.	Series 2023-36A, Class D	(4) (5) (7) (14)	SOFR + 570	11.02%	7/26/2036	3,000,000	3,000,000	3,102,180
Sound Point CLO Ltd.	Series 2023-37A, Class D	(4) (5) (7) (14)	SOFR + 555	10.87%	1/29/2037	4,800,000	4,800,000	4,974,374
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13) (14)	SOFR + 647	12.06%	7/15/2034	3,000,000	2,952,385	2,664,003
Sound Point CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 685	12.44%	4/25/2034	4,000,000	3,936,519	3,778,956
Symphony CLO Ltd.	Series 2021-25A, Class E	(4) (5) (7) (13) (14)	SOFR + 650	12.09%	4/19/2034	3,458,334	3,093,167	3,380,625
Symphony CLO Ltd.	Series 2021-26A, Class ER	(4) (5) (7) (13) (14)	SOFR + 750	13.09%	4/20/2033	3,500,000	3,500,000	3,397,240
Symphony CLO Ltd.	Series 2022-33A, Class E	(4) (5) (7) (14)	SOFR + 710	12.42%	4/24/2035	5,000,000	5,000,000	5,005,225
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7) (13) (14)	SOFR + 644	11.99%	4/25/2037	4,700,000	4,700,000	4,715,632
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7) (13) (14)	SOFR + 625	11.84%	7/15/2034	987,500	987,792	989,295
Tikehau CLO IX DAC	Series 9A, Class E	(4) (5) (7) (14)	EURIBOR + 691	10.81%	4/20/2036	€2,130,000	2,067,909	2,294,474
Trimaran Cavu Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 650	12.09%	4/23/2032	3,000,000	2,935,962	3,001,074
Trinitas CLO Ltd.	Series 2023-23A, Class D	(4) (5) (7) (14)	SOFR + 535	10.67%	10/20/2036	2,000,000	2,000,000	2,060,176
Trinitas Euro CLO IV DAC	Series 4A, Class E	(4) (5) (7) (14)	EURIBOR + 711	10.94%	5/15/2038	€1,400,000	1,397,103	1,518,117

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Collateralized Loan Obligations (22.4% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Twin Brook CLO LLC	Series 2024-1A, Class D	(4) (5) (7) (14)	SOFR + 495	10.24%	7/20/2036	6,500,000	6,500,000	6,511,713
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7) (14)	SOFR + 770	13.03%	7/20/2035	10,000,000	9,782,600	8,747,850
Voya CLO Ltd.	Series 2020-2A, Class ER	(4) (5) (7) (13) (14)	SOFR + 640	11.99%	7/19/2034	1,000,000	975,053	987,475
Voya CLO Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			10/20/2031	5,450,000	3,885,723	3,800,137
Voya CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13) (14)	SOFR + 660	12.19%	10/20/2034	1,000,000	899,229	989,752
Voya CLO Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650,000	9,349,790	9,576,573
Voya CLO Ltd.	Series 2024-4A, Class ER	(4) (5) (7) (14)	SOFR + 670	12.02%	4/30/2037	8,105,000	8,105,000	8,246,408
Voya Euro CLO	Series 6A, Class ER	(4) (5) (7) (14)	EURIBOR + 679	10.70%	4/15/2038	€2,500,000	2,675,092	2,731,258
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (14) (16)	EURIBOR + 581	9.72%	4/15/2035	€1,416,000	1,367,574	1,494,915
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13) (14)	SOFR + 661	12.20%	4/20/2034	5,000,000	4,942,881	4,662,720
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13) (14)	SOFR + 696	12.55%	7/15/2034	6,875,000	6,762,359	6,290,996
Wellington Management CLO 1 Ltd	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 485	10.17%	10/20/2036	3,150,000	3,150,000	3,252,844
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(4) (5) (7) (12)			4/15/2031	17,900,000	10,746,064	3,590,311
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(4) (5) (7) (12)			1/20/2035	4,814,180	3,346,114	1,749,633
Wind River CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7) (14)	SOFR + 633	11.65%	4/25/2036	5,500,000	5,449,324	5,633,447
Wind River CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7) (14)	SOFR + 852	13.84%	4/25/2036	1,150,000	1,107,251	1,187,700
Collateralized Loan Obligations Total							$782,778,076	$767,556,905

Investments—Asset Backed Securities (6.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000,000	$9,999,911	$10,192,843
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Diversified Investment Vehicles			5/15/2029	10,994,254	9,048,822	9,033,992
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 1175	17.06%	11/28/2032	2,000,000	2,000,000	2,085,000
CSS HIL 2024-1 Trust	Class A	(5) (7)	Diversified Investment Vehicles	7.00%	7.00%	4/20/2050	24,504,271	24,364,949	24,494,068
CSS HIL 2024-1 Trust	Class B	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	2,804,000	2,734,244	2,797,951
CSS HIL 2024-1 Trust	Class C	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	5,318,000	4,848,056	4,987,191
CSS HIL 2024-1 Trust	Class D	(5) (7)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	1,741,000	1,315,056	1,355,901
CSS HIL 2024-1 Trust	Class E	(4) (5) (7) (19)	Diversified Investment Vehicles			4/20/2050	2,759,011	2,818,030	2,807,624
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (7) (19)	Diversified Investment Vehicles				15,238,000	15,238,000	15,229,534
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (7) (19)	Diversified Investment Vehicles				9,531,000	6,985,664	7,047,075
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572,000	15,569,914	15,717,558
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428,000	14,426,205	14,500,003
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	8,867,684	8,867,684	8,867,684
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	9,465,950	9,465,950	9,465,950
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	9,007,474	9,007,474	9,007,474

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Asset Backed Securities (6.7% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
SMB Private Education Loan Trust	Series 2024-A, Class R	(4) (5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52,152,100	45,490,084	42,040,624
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class A2	(5) (7)	High Tech Industries	8.05%	8.05%	11/22/2033	6,910,127	6,909,795	6,931,514
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class B	(5) (7)	High Tech Industries	8.99%	8.99%	11/22/2033	6,731,516	6,731,437	6,744,393
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class C	(5) (7)	High Tech Industries	11.70%	11.70%	11/22/2033	4,408,615	4,408,468	4,412,371
VCP RRL ABS Ltd.	Series 2024-1A, Class B	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 320	8.53%	4/20/2034	7,150,000	7,150,000	7,161,855
VCP RRL ABS Ltd.	Series 2024-1A, Class C	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 550	10.83%	4/20/2034	16,100,000	16,100,000	16,138,817
VCP RRL ABS Ltd.	Series 2024-1A, Class D	(4) (5) (7) (14)	Diversified Investment Vehicles	SOFR + 700	12.33%	4/20/2034	8,900,000	8,900,000	8,928,160
Asset Backed Securities Total								$232,379,743	$229,947,582

Investments—Common Stock (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	(3) (5) (7) (9) (10)	Banking, Finance, Insurance & Real Estate	5/11/2022	163	$250,000	$317,502
Buckeye Parent, LLC	(5) (9) (10)	Automotives	12/22/2021	221,234	221,234	—
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	3,263,608	32,636	43,406
Cobham Ultra S.à r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	13,218
Cordstrap Holding B.V.	(3) (5) (9)	Transportation	5/12/2022	424,234	440,079	3,383,422
Dwyer Instruments, Inc.	(5) (9) (10)	Capital Equipment	7/21/2021	5,454	51,950	113,791
Internap Holding, LLC	(3) (5) (9) (10)	High Tech Industries	7/31/2023	352,994	114,299	—
KRE HYOD Owner, LLC	(5) (9) (10)	Banking, Finance, Insurance & Real Estate	9/22/2021	108,906	111,451	118,708
Material Holdings, LLC	(3) (5) (9)	Professional Services	6/14/2024	2,877	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,881	988,143	266,927
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	330	1,957,394	2,016,533
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	544,634
Sinch AB	(9) (10)	High Tech Industries	2/25/2022	5,304	—	12,861
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	799,142
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	678,938	970,874	1,112,286
Wineshipping.Com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	61,332	28,611
WP Summit Co. Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	151,515	151,515	211,012
Common Stock Total					$5,883,527	$8,982,053

Investments—Corporate Bonds (8.8% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (6.6% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$595,911	$595,911	$608,038
Athena S.p.A	(3) (5) (8)	Entertainment	8.75% PIK	8.75%	4/12/2027	€31,369,874	33,023,055	33,427,603

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Bonds (8.8% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
British Airways Pass Through Trust	(2) (3) (7) (14)	Aerospace & Defense	8.38%	13.72%	11/15/2028	361,388	361,388	375,891
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.35%	12/22/2025	€2,812,626	3,362,874	2,590,478
Cartitalia S.p.A	(4) (5) (7) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	14.40%	12/22/2025	€2,278,076	2,717,795	2,098,148
Cloud Software Group, Inc.	(7) (14)	Software	9.00%	14.34%	9/30/2029	11,329,000	9,256,755	10,969,304
Cobham Ultra PikCo S.a.r.l.	(3) (4) (5) (8) (13)	Electronic Equipment, Instruments & Components	SOFR + 9.00% PIK	14.18%	8/4/2031	13,139,577	12,955,174	13,139,577
Cobham Ultra Sunco S.a.r.l	(2) (3) (4) (5) (7) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	12.43%	8/4/2030	23,131,000	22,764,922	23,015,345
Constellation Automotive Financing PLC	(3) (7)	Specialty Retail	4.88%	4.88%	7/15/2027	£2,490,000	2,699,558	2,638,419
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Banking, Finance, Insurance & Real Estate	9.45%	9.45%	12/30/2029	11,000,000	10,914,107	10,945,000
GasLog Ltd.	(3) (5) (7)	Energy: Oil & Gas	7.75%	7.75%	3/21/2029	23,076,923	22,956,335	23,019,231
GoTo Group, Inc.	(3) (7)	Software	5.50%	5.50%	9/1/2027	3,600,000	3,019,236	2,854,008
GREC II CWF, LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820,000	8,726,851	8,621,550
Helios Software Holdings, Inc.	(3) (7)	Banking, Finance, Insurance & Real Estate	8.75%	8.75%	5/1/2029	5,000,000	5,000,000	5,088,200
Hertz Corp.	(7)	Transportation	12.63%	12.63%	7/15/2029	2,000,000	2,000,000	2,075,800
ION Trading Technologies S.a.r.l.	(3) (7)	Banking, Finance, Insurance & Real Estate	5.75%	5.75%	5/15/2028	3,000,000	2,543,516	2,745,000
ION Trading Technologies S.a.r.l.	(3) (7)	Banking, Finance, Insurance & Real Estate	9.50%	9.50%	5/30/2029	10,000,000	10,000,000	10,189,252
NPA 2023 Holdco, LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	50,090,909	49,523,395	50,090,909
Rackspace Technology Global, Inc.	(3) (7)	Software	5.38%	5.38%	12/1/2028	2,000,000	1,762,447	529,333
Team KGK, LLC	(3) (5) (14)	Energy: Oil & Gas	8.25%	13.58%	12/31/2028	8,981,818	8,922,747	8,892,000
Tolentino S.p.A.	(4) (5) (7) (8) (14)	Containers, Packaging & Glass	EURIBOR + 600, 4.75% PIK	14.65%	12/22/2025	€1,054,735	1,261,078	971,429
Windstream Holdings, Inc.	(3) (7)	Telecommunications	7.75%	7.75%	8/15/2028	7,000,000	6,176,722	6,592,040

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Corporate Bonds (8.8% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Zayo Group Holdings, Inc.	(3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	7,000,000	5,970,363	5,600,000
Secured Total							$226,514,229	$227,076,555

Unsecured (2.2% of Net Assets)
Aretec Escrow Issuer, Inc.	(2) (3) (7)	Banking, Finance, Insurance & Real Estate	7.50%	7.50%	4/1/2029	$9,140,000	$9,227,869	$8,808,675
CCO Holdings LLC.	(2) (3) (7)	Telecommunications	4.50%	4.50%	6/1/2033	2,000,000	1,643,425	1,576,100
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,660,926	2,736,000
Monroe Capital, Inc. Corp.	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800,000	16,800,000	16,800,000
Monroe Capital, Inc. Plus Corp.	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700,000	15,700,000	15,700,000
Onepoint SAS	(4) (5) (6) (8) (14)	IT Services	EURIBOR + 9.00% PIK	12.72%	11/3/2031	€6,575,741	6,619,991	6,879,384
Onepoint SAS	(4) (5) (6) (8) (14)	IT Services	EURIBOR + 9.00% PIK	12.72%	11/3/2031	€17,848,441	18,864,478	18,831,162
Rocket Software, Inc.	(3) (7)	Software	6.50%	6.50%	2/15/2029	4,500,000	3,933,761	3,929,781
Unsecured Total							$75,450,450	$75,261,102
Corporate Bonds Total							$301,964,679	$302,337,657

Investments—Preferred Stock (3.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(3) (5) (7) (8) (14)	Banking, Finance, Insurance & Real Estate	14.00% PIK	19.33%	1/29/2021	7,232	$8,287,737	$7,648,810
Apex Group Ltd.	Series A3	(3) (5) (7) (8) (14)	Banking, Finance, Insurance & Real Estate	14.00% PIK	19.33%	1/29/2021	926	1,071,774	979,053
Apex Group Ltd.	Series A1	(3) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	14.00% PIK	19.33%	1/29/2021	2,012	2,329,047	2,127,861
Apex Group Ltd.	Series A1 Liquidation	(3) (5) (8) (14)	Banking, Finance, Insurance & Real Estate	14.00% PIK	19.33%	1/29/2021	45	18,944	47,999
Apex Group Ltd.	Series A15	(5) (7) (8)	Banking, Finance, Insurance & Real Estate	11.50% PIK	11.50%	4/25/2022	25,619,460	25,119,461	25,363,266
Appriss Health, LLC		(5) (8)	Health Care Providers & Services	11.00% PIK	11.00%	5/6/2021	181	177,007	173,114
Arrowhead GS Holdings, Inc.		(4) (5) (8) (13) (14)	Trading Companies & Distributors	SOFR + 10.75% PIK	16.09%	10/19/2022	8,913	8,741,448	5,793,126
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	17,610	17,353,882	17,095,412
Cordstrap Holding B.V.		(3) (4) (5) (7) (8) (14)	Transportation	EURIBOR + 9.61% PIK	13.41%	5/12/2022	3,229,215	3,374,370	3,596,663
Drilling Info Holdings, Inc.		(5) (8)	Software	13.50% PIK	13.50%	2/11/2020	704,060	1,255,630	1,263,434
Integrity Marketing Acquisition, LLC		(5) (8)	Banking, Finance, Insurance & Real Estate	10.50% PIK	10.50%	12/21/2021	9,743,870	9,593,870	9,413,222
NEFCO Holding Company, LLC		(5) (8)	Building Products	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC		(4) (5) (8)	Banking, Finance, Insurance & Real Estate	SOFR + 15.00% PIK	15.00%	2/16/2023	11,929	10,757,304	11,332,408

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Investments—Preferred Stock (3.1% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Zippy Shell Incorporated	(5) (8) (10)	Commercial Services & Supplies	13.00% PIK	13.00%	5/3/2024	376,835	20,651,746	20,636,190
Preferred Stock Total							$109,036,458	$105,774,796

Investments—Warrants (0.2% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9)	Banking, Finance, Insurance & Real Estate	5/21/2021	5/24/2031	9.5%	$2,093,085	$3,796,545
Digital Intelligence Systems, LLC	(5) (9)	Consumer Services	4/2/2021	4/2/2026	145,025	579,130	2,262,390
PCF Holdco, LLC	(5) (7) (9)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	814,339	1,072,132
PCF Holdco, LLC	(5) (7) (9)	Banking, Finance, Insurance & Real Estate	2/16/2023	2/16/2033	386,981	214,516	326,323
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23,333	431,654	431,654
Warrants Total						$4,132,724	$7,889,044

Investments—Money Market Funds (2.4% of Net Assets)	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	5.24%	5.24%	18,742,904	$18,742,904	$18,742,904
Morgan Stanley Institutional Liquidity Funds: Government Portfolio	5.21%	5.21%	13,188,011	13,188,011	13,188,011
State Street Institutional U.S. Government Money Market Fund	5.25%	5.25%	49,688,013	49,688,013	49,688,013
Money Market Funds Total				$81,618,928	$81,618,928

Total Investments, at Fair Value (1)			121.0%	$4,167,802,475	$4,145,705,099
Net Other Assets (Liabilities)			(21.0)%		$(718,201,629)
Net Assets			100.0%		$3,427,503,470

Interest Rate Swaps as of June 30, 2024
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000,000	$(1,594,021)	$(1,181,982)
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000,000	(869,722)	(568,041)
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000,000	(3,314,776)	(1,105,690)
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000,000	(176,917)	(515,984)
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000,000	324,838	324,838
Goldman Sachs & Co. LLC	N/A	(17) (20)	4.27%	SOFR	9/17/2029	100,000,000	1,068,240	1,068,240
Goldman Sachs & Co. LLC	N/A	(17) (20)	4.21%	SOFR	9/16/2031	100,000,000	1,425,999	1,425,999
Total						$450,000,000	$(3,136,359)	$(552,620)
Cash Collateral (18)						—	4,499,533	—
Total Interest Rate Swaps						$450,000,000	$1,363,174	$(552,620)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Forward Foreign Currency Contracts as of June 30, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold		Fair Value	Change in Unrealized Appreciation / (Depreciation)
Macquarie Bank Limited	7/15/2024	$21,229		£16,729	$80	$183
Macquarie Bank Limited	7/15/2024	$406,975		£334,051	$(15,338)	$3,662
Macquarie Bank Limited	7/15/2024	$162,224		€149,062	$2,472	$6,138
Macquarie Bank Limited	8/15/2024	€2,130,119		$2,284,979	$1,357	$1,357
Macquarie Bank Limited	8/15/2024	$103,079,831		€95,153,541	$948,030	$948,030
Macquarie Bank Limited	8/15/2024	$23,841,519		£18,987,392	$(168,122)	$(168,122)
Goldman Sachs & Co. LLC	8/15/2024	$10,776,152		€9,947,523	$99,109	$99,109
Goldman Sachs & Co. LLC	8/15/2024	$80,476,123		£64,042,753	$(506,221)	$(506,221)
Goldman Sachs & Co. LLC	8/15/2024	$6,504,600		€6,000,000	$64,579	$64,579
Macquarie Bank Limited	8/15/2024	$728,916	C$	1,000,000	$(2,840)	$(2,840)
Macquarie Bank Limited	10/15/2024	$20,323		£16,019	$58	$167
Macquarie Bank Limited	10/15/2024	$402,722		£330,398	$(15,262)	$3,442
Macquarie Bank Limited	10/15/2024	$160,521		€147,064	$2,201	$6,030
Macquarie Bank Limited	10/15/2024	$426,029		£335,985	$977	$977
Goldman Sachs & Co. LLC	10/14/2024	$186,953		€170,780	$3,102	$3,102
Goldman Sachs & Co. LLC	10/15/2024	$209,598		€194,758	$(65)	$(65)
Macquarie Bank Limited	11/15/2024	$554,142		€508,738	$5,566	$5,566
Goldman Sachs & Co. LLC	11/15/2024	$1,120,813		£879,967	$7,319	$7,319
Goldman Sachs & Co. LLC	1/14/2025	$202,614		€187,397	$(69)	$(69)
Macquarie Bank Limited	1/15/2025	$20,369		£16,062	$36	$166
Macquarie Bank Limited	1/15/2025	$395,071		£324,054	$(15,146)	$3,346
Macquarie Bank Limited	1/15/2025	$156,572		€143,105	$1,786	$5,853
Macquarie Bank Limited	2/13/2025	$539,995		€493,710	$5,247	$5,247
Goldman Sachs & Co. LLC	2/13/2025	$1,103,850		£866,241	$7,132	$7,132
Goldman Sachs & Co. LLC	4/14/2025	$194,784		€179,392	$(77)	$(77)
Macquarie Bank Limited	4/15/2025	$19,806		£15,628	$15	$161
Macquarie Bank Limited	4/15/2025	$388,355		£318,663	$(15,204)	$3,285
Macquarie Bank Limited	4/15/2025	$153,386		€139,887	$1,430	$5,698
Macquarie Bank Limited	5/5/2025	$42,961,149		€39,834,167	$(350,478)	$1,621,781
Macquarie Bank Limited	5/15/2025	$526,583		€479,409	$5,078	$5,078
Goldman Sachs & Co. LLC	5/15/2025	$1,063,467		£834,354	$6,733	$6,733
Goldman Sachs & Co. LLC	7/14/2025	$188,118		€172,538	$(79)	$(79)
Macquarie Bank Limited	7/15/2025	$19,548		£15,437	$(7)	$162
Macquarie Bank Limited	7/15/2025	$395,553		£324,703	$(15,765)	$3,402
Macquarie Bank Limited	7/15/2025	$156,322		€142,292	$1,109	$5,802
Macquarie Bank Limited	8/15/2025	$531,299		€481,827	$5,026	$5,026
Goldman Sachs & Co. LLC	8/15/2025	$1,060,440		£831,913	$6,538	$6,538

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Forward Foreign Currency Contracts as of June 30, 2024
Counterparty	Settlement Date	Notional Amount to be Purchased	Notional Amount to be Sold	Fair Value	Change in Unrealized Appreciation / (Depreciation)
Macquarie Bank Limited	10/15/2025	$768,650	£609,604	$(3,729)	$6,541
Macquarie Bank Limited	10/15/2025	$7,134,150	€6,515,206	$(566)	$268,199
Macquarie Bank Limited	10/15/2025	$16,055,481	£13,246,550	$(728,122)	$142,126
Macquarie Bank Limited	11/14/2025	$525,191	€474,641	$4,751	$4,751
Goldman Sachs & Co. LLC	11/14/2025	$1,059,259	£830,921	$6,396	$6,396
Macquarie Bank Limited	1/8/2026	$16,868,588	€15,181,881	$182,597	$182,597
Goldman Sachs & Co. LLC	1/14/2026	$184,418	€167,790	$(43)	$(43)
Macquarie Bank Limited	2/17/2026	$514,708	€463,596	$4,308	$4,308
Goldman Sachs & Co. LLC	2/17/2026	$1,049,178	£822,885	$6,273	$6,273
Goldman Sachs & Co. LLC	4/14/2026	$178,727	€162,037	$(99)	$(99)
Macquarie Bank Limited	5/15/2026	$505,656	€453,931	$4,025	$4,025
Goldman Sachs & Co. LLC	5/15/2026	$1,018,301	£798,667	$5,889	$5,889
Macquarie Bank Limited	6/10/2026	$18,932,630	€16,976,131	$151,584	$151,584
Macquarie Bank Limited	6/30/2026	$4,598,330	£3,627,874	$(887)	$47,854
Macquarie Bank Limited	6/30/2026	$1,608,451	£1,271,402	$(3,362)	$(3,362)
Macquarie Bank Limited	6/30/2026	$2,898,017	£2,297,825	$(15,038)	$(15,038)
Goldman Sachs & Co. LLC	7/14/2026	$179,830	€162,463	$(115)	$(115)
Goldman Sachs & Co. LLC	8/14/2026	$1,023,270	£802,565	$5,524	$5,524
Goldman Sachs & Co. LLC	10/14/2026	$181,620	€163,533	$(124)	$(124)
Macquarie Bank Limited	11/6/2026	$16,923,221	€15,421,196	$(229,801)	$634,803
Macquarie Bank Limited	11/6/2026	$11,310,824	€10,081,847	$96,769	$415,012
Macquarie Bank Limited	11/6/2026	$6,234,871	€5,681,493	$(84,663)	$233,875
Macquarie Bank Limited	11/6/2026	$4,167,146	€3,714,365	$35,652	$152,899
Goldman Sachs & Co. LLC	11/13/2026	$1,029,932	£807,663	$5,113	$5,113
Macquarie Bank Limited	1/8/2027	$57,070,167	€50,612,067	$643,218	$643,218
Goldman Sachs & Co. LLC	1/14/2027	$181,805	€163,113	$(88)	$(88)
Goldman Sachs & Co. LLC	1/15/2027	$89,996,026	£70,779,415	$149,206	$149,206
Goldman Sachs & Co. LLC	4/14/2027	$178,082	€159,286	$(137)	$(137)
Goldman Sachs & Co. LLC	7/14/2027	$8,949,857	€8,005,239	$(37,219)	$(37,219)
Total				$267,619	$5,171,566
Cash Collateral				—	—
Total Forward Foreign Currency Contracts				$267,619	$5,171,566
* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted, as denominated in British Pound (“£”), Canadian Dollar (“C$”), or Euro (“€”).
(1) All of the Fund's Corporate Loans, Collateralized Loan Obligations, Asset Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of June 30, 2024 represented 121.0% of the Fund's net assets or 94.0% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings. See Note 7. Borrowings.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “SPV”). See Note 1. Organization. As of June 30, 2024, the aggregate fair value of these securities is $2,111,203,006, or 50.9% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the “all-in” rate as of June 30, 2024. Reference Rates are defined as follows:

CDOR	Canadian Dollar Offered Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of June 30, 2024, the reference rates for our variable rate securities were the daily SOFR at 5.33%, the 30-day SOFR at 5.34%, the 90-day SOFR at 5.32%, the 180-day SOFR at 5.25%, the 30-day CDOR at 5.00%, the 30-day CORRA at 4.74%, the 90-day EURIBOR at 3.71%, the daily SONIA at 5.20%, and the daily PRIME rate at 8.50%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurement.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 9. Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $1,572,728,326 or 45.9% of the Fund's net assets at period end.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Securities acquired in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of June 30, 2024, the aggregate fair value of these securities is $26,348,973, or 0.8% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, which is the amount reflected in this schedule, the Fund is entitled to receive additional interest as a result of an agreement among lenders. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB are equity tranches of collateralized loan obligations (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of June 30, 2024.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act of 1933, as amended, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of June 30, 2024, the aggregate fair value of these securities is $44,414,239 or 1.3% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure. Bears interest at a rate determined by three-month term SOFR.
(18) As of June 30, 2024, there was $4,499,533 of cash collateral available to offset with Macquarie Bank Limited, and $0 available to offset with Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) Interest rate swap was not designated for hedging as of June 30, 2024.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

The industry composition of investments at fair value is shown below as of June 30, 2024, although not industries, Collateralized Loan Obligations, which are well diversified pools of loans in varying industries, and Money Market Funds, which are short-term cash management vehicles, represent 22.4% and 2.4% of net assets, respectively.

Industry	Fair Value	% of Net Assets
Software	$515,417,190	15.0%
Banking, Finance, Insurance & Real Estate	345,494,739	10.1%
Health Care Providers & Services	227,121,885	6.6%
Consumer Services	207,123,560	6.0%
Diversified Investment Vehicles	206,825,353	6.0%
Hotels, Restaurants & Leisure	182,612,909	5.3%
Professional Services	181,595,599	5.3%
Capital Equipment	133,494,942	3.9%
Entertainment	114,646,767	3.4%
Insurance	92,985,993	2.7%
Containers, Packaging & Glass	81,447,665	2.4%
Transportation	74,953,465	2.2%
Commercial Services & Supplies	70,028,966	2.0%
Independent Power and Renewable Electricity Producers	62,633,984	1.8%
Telecommunications	60,011,485	1.8%
Energy: Oil & Gas	59,252,339	1.7%
Aerospace & Defense	58,973,950	1.7%
Construction & Engineering	57,622,725	1.7%
High Tech Industries	52,667,886	1.5%
Distributors	49,399,425	1.5%
Chemicals, Plastics & Rubber	48,660,744	1.4%
Electronic Equipment, Instruments & Components	45,343,075	1.4%
Sovereign & Public Finance	40,338,526	1.2%
Automotives	34,702,988	1.0%
IT Services	31,506,381	0.9%
Consumer Goods: Durable	31,259,548	0.9%
Beverage, Food & Tobacco	30,807,479	0.9%
Construction & Building	29,934,400	0.9%
Real Estate Management & Development	27,556,974	0.8%
Computers and Electronics Retail	23,464,837	0.7%
Consumer Goods: Non-Durable	20,494,731	0.6%
Environmental Industries	16,832,652	0.5%
Specialty Retail	16,567,424	0.5%
Utilities	13,441,979	0.4%

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
As of June 30, 2024

Industry	Fair Value	% of Net Assets
Machinery	12,039,794	0.4%
Building Products	10,795,389	0.3%
Media: Advertising, Printing & Publishing	10,192,843	0.3%
Trading Companies & Distributors	7,288,628	0.2%
Health Care Technology	5,970,047	0.2%
Passenger Airlines	5,020,000	0.1%
Total	$3,296,529,266	96.2%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2024

June 30, 2024
ASSETS
Investments, at fair value (cost $4,167,802,475)	$4,145,705,099
Cash and restricted cash	108,861,117
Cash and restricted cash denominated in foreign currencies (cost of $8,021,849)	7,907,158
Forward foreign currency contracts, at fair value	439,042
Interest rate swaps, at fair value	2,494,239
Receivables and other assets:
Interest and dividends receivable	55,389,735
Subscriptions receivable	71,561,271
Deferred financing costs	2,773,667
Receivable for investments sold (including paydowns)	13,611,523
Prepaid expenses and other assets	2,953,728
Total assets	$4,411,696,579

LIABILITIES
Secured credit facility	$443,270,988
Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance costs of $3,074,173)	391,729,711
Note-on-note loans	8,480,120
Forward foreign currency contracts, at fair value	171,423
Income distribution payable	47,599,437
Payable for incentive fees	14,566,869
Payable for management fees	3,508,588
Interest payable on borrowings	10,186,394
Payable for investments purchased	57,571,275
Payable for distribution and shareholder service plan fees	448,957
Payable for trustees' compensation and expenses	75,241
Payable for adviser recoupment (reimbursement)	405
Other accrued expenses and liabilities	6,583,701
Total liabilities	$984,193,109
Net Assets	$3,427,503,470

Commitments and Contingencies (Note 9)

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest	$400,369
Additional paid-in capital	3,466,005,751
Retained earnings (Accumulated deficit)	(38,902,650)
Net Assets	$3,427,503,470

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2024

NET ASSET VALUE PER SHARE	Net Asset Value of Share Class	Shares of Beneficial Interest Outstanding	Net Asset Value per Share
Class A Shares:
Net asset value and redemption price per share	$178,224,528	20,857,139	$8.55
Maximum offering price per share (net asset value plus sales charge of 3.00% of gross purchase price)			$8.81
Class I Shares:
Net asset value and redemption price per share	$804,882,820	93,798,112	$8.58
Class L Shares:
Net asset value and redemption price per share	$1,993,603	233,544	$8.54
Maximum offering price per share (net asset value plus sales charge of 3.50% of gross purchase price)			$8.85
Class M Shares:
Net asset value and redemption price per share	$183,593,457	21,391,134	$8.58
Class N Shares:
Net asset value and redemption price per share	$1,788,819,356	209,495,473	$8.54
Class U Shares:
Net asset value and redemption price per share	$469,634,231	54,677,902	$8.59
Class Y Shares:
Net asset value and redemption price per share	$355,475	41,601	$8.54

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024

For the Six Months Ended June 30, 2024
Investment Income
Interest income	$194,187,130
Dividend income	287,474
PIK dividend income	8,651,758
PIK interest income	19,649,227
Other income	10,220,942
Total investment income	$232,996,531

Expenses
Management fees	$19,517,409
Incentive fees	26,663,175
Distribution and service plan fees:
Class A	373,170
Class L	4,900
Class M	611,533
Class U	1,367,031
Class Y	427
Transfer and shareholder servicing agent fees:
Class A	17,463
Class I	87,147
Class L	229
Class M	19,033
Class N	183,267
Class U	42,679
Class Y	40
Shareholder communications:
Class A	8,553
Class I	42,862
Class L	113
Class M	9,332
Class N	90,013
Class U	20,800
Class Y	20
Interest expense and fees on borrowings	30,785,367
Professional fees	2,346,934
Administration and custodian fees	1,471,387
Trustees' fees and expenses	136,273
Other expenses	113,172
Total expenses	$83,912,329
Recoupment of waivers and reimbursements of expenses	798,884
Expenses after recoupment of waivers and reimbursements of expenses	$84,711,213
Net Investment Income	$148,285,318

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	$(5,905,962)
Forward foreign currency contracts	(2,819,779)
Foreign currency transactions	1,996,295
Net realized loss	$(6,729,446)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	$10,080,089
Forward foreign currency contracts	13,147,315
Interest rate swaps	2,494,240
Foreign currency on secured credit facility	3,671,506
Foreign currency transactions	(230,975)
Net change in unrealized appreciation	$29,162,175
Net Increase in Net Assets Resulting from Operations	$170,718,047
See accompanying Notes to the Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2024 and for the Year Ended December 31, 2023

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Operations
Net investment income	$148,285,318	$195,507,549
Net realized gain (loss)	(6,729,446)	6,263,849
Net change in unrealized appreciation (depreciation)	29,162,175	46,005,429
Net increase in net assets resulting from operations	$170,718,047	$247,776,827

Dividends and/or Distributions to Shareholders
Class A	$(7,312,053)	$(7,991,749)
Class I	(37,680,281)	(51,884,430)
Class L	(92,793)	(188,749)
Class M	(7,758,790)	(9,013,623)
Class N	(80,608,811)	(115,666,587)
Class U	(17,326,132)	(10,160,373)
Class Y	(16,535)	(38,070)
Total Dividends and/or Distributions to Shareholders	$(150,795,395)	$(194,943,581)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest:
Class A	$50,486,725	$70,529,108
Class I	107,056,100	257,126,651
Class L	26,625	75,969
Class M	41,647,615	75,428,275
Class N	346,826,046	543,598,852
Class U	179,736,852	273,069,855
Class Y	14,093	(113,349)
Net increase in Beneficial Interest Transactions	$725,794,056	$1,219,715,361

Net Assets
Total increase	$745,716,708	$1,272,548,607
Beginning of period	2,681,786,762	1,409,238,155
End of period	$3,427,503,470	$2,681,786,762

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2024

Six Months Ended June 30, 2024
Cash Flows from Operating Activities
Net increase in net assets from operations	$170,718,047
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities, net of change in payable for investments purchased	(1,514,469,917)
PIK interest and dividend	(28,300,985)
Proceeds from disposition of investment securities (including paydowns), net of change in receivable for investments sold	758,386,570
Proceeds from (Payments on) forward foreign currency contracts	(2,819,779)
Cash collateral received for forward foreign currency contracts	9,293,061
Discount accretion	(5,370,639)
Amortization of deferred financing and issuance costs	1,307,071
Net realized loss	6,729,446
Net change in unrealized appreciation	(29,162,175)
Change in hedge basis adjustment for mandatory redeemable preferred shares	(2,966,733)
Change in assets:
Increase in other assets	(1,759,092)
Increase in interest and dividends receivable	(7,792,536)
Increase in interest rate swap	(2,494,239)
Decrease in advisor reimbursement (recoupment)	21,618
Change in liabilities:
Increase in other liabilities	7,748,622
Net cash used in operating activities	$(640,931,660)

Cash Flows from Financing Activities
Proceeds from secured credit facility	120,450,000
Proceeds from note-on-note loans	8,480,120
Deferred financing and issuance costs	(151,457)
Proceeds from shares sold, net of subscriptions receivable	796,819,228
Payments on shares redeemed, net of redemptions payable	(138,813,852)
Cash distributions paid	(78,612,531)
Net cash provided by financing activities	$708,171,508
Effect of exchange rate changes on cash	1,765,320
Net increase in cash and restricted cash	$69,005,168
Cash, restricted cash and foreign currency, beginning balance	47,763,107
Cash, restricted cash and foreign currency, ending balance	$116,768,275

Supplemental information:
Reinvestment of dividends and distributions	$60,248,468
Cash paid for interest on borrowings	28,653,922

Reconciliation of cash, restricted cash and foreign currency, ending balance:
Cash and restricted cash	$108,861,117
Cash and restricted cash denominated in foreign currencies	7,907,158
Total cash, restricted cash and foreign currency, ending balance	$116,768,275

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2024	Year Ended December 31,
CLASS A		2023	2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.48	$8.24	$9.02	$8.71	$9.29	$9.59
Income (loss) from investment operations:
Net investment income (1)	0.41	0.85	0.67	0.55	0.68	0.73
Net realized and unrealized gain (loss)	0.08	0.24	(0.78)	0.36	(0.62)	(0.31)
Total from investment operations	0.49	1.09	(0.11)	0.91	0.06	0.42
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.42)	(0.85)	(0.67)	(0.60)	(0.64)	(0.72)
Total Dividends and/or distributions to shareholders:	(0.42)	(0.85)	(0.67)	(0.60)	(0.64)	(0.72)
Net asset value, end of period	$8.55	$8.48	$8.24	$9.02	$8.71	$9.29
Total Return, at Net Asset Value (2)	5.66%	13.83%	(1.42)%	10.77%	1.22%	4.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,225	$126,755	$53,960	$33,224	$4,987	$781
Average net assets (in thousands)	$149,781	$79,151	$46,369	$19,818	$962	$429
Ratios to average net assets (3):
Net investment income	9.66%	10.12%	7.84%	6.13%	8.14%	7.69%
Total expenses	5.97%	6.67%	5.63%	4.82%	6.92%	12.40%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	5.97%	6.73%	5.68%	4.68%	5.76%	6.84%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.60%	1.91%	1.87%	2.14%	3.16%	7.56%
Interest expense and fees from borrowings	2.06%	2.35%	1.55%	0.69%	1.15%	1.79%
Distribution and shareholder service fees	0.50%	0.51%	0.57%	0.50%	0.69%	0.83%
Deal expenses and incentive fees	1.81%	1.90%	1.64%	1.48%	1.92%	2.22%
Portfolio turnover rate	11%	14%	21%	31%	37%	18%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.60% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31,
CLASS I		2023	2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.52	$8.28	$9.06	$8.74	$9.31	$9.58
Income (loss) from investment operations:
Net investment income (1)	0.42	0.88	0.71	0.59	0.73	0.80
Net realized and unrealized gain (loss)	0.07	0.24	(0.78)	0.38	(0.60)	(0.28)
Total from investment operations	0.49	1.12	(0.07)	0.97	0.13	0.52
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.43)	(0.88)	(0.71)	(0.65)	(0.70)	(0.79)
Total Dividends and/or distributions to shareholders:	(0.43)	(0.88)	(0.71)	(0.65)	(0.70)	(0.79)
Net asset value, end of period	$8.58	$8.52	$8.28	$9.06	$8.74	$9.31
Total Return, at Net Asset Value (2)	5.83%	14.15%	(0.79)%	11.28%	2.13%	5.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$804,883	$692,827	$421,046	$315,036	$155,533	$108,714
Average net assets (in thousands)	$749,041	$494,441	$384,464	$226,255	$115,133	$110,187
Ratios to average net assets (3):
Net investment income	9.91%	10.55%	8.31%	6.60%	8.67%	8.31%
Total expenses	5.46%	6.16%	5.02%	4.32%	6.06%	7.33%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	5.67%	6.32%	5.15%	4.14%	5.10%	5.84%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.60%	1.90%	1.87%	2.18%	2.96%	3.49%
Interest expense and fees from borrowings	2.06%	2.36%	1.53%	0.67%	1.19%	1.63%
Deal expense and incentive fees	1.80%	1.90%	1.63%	1.47%	1.91%	2.21%
Portfolio turnover rate	11%	14%	21%	31%	37%	18%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.81% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31,
CLASS L		2023	2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.48	$8.24	$9.02	$8.70	$9.29	$9.59
Income (loss) from investment operations:
Net investment income (1)	0.39	0.84	0.67	0.54	0.69	0.76
Net realized and unrealized gain (loss)	0.07	0.24	(0.78)	0.38	(0.62)	(0.31)
Total from investment operations	0.46	1.08	(0.11)	0.92	0.07	0.45
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.40)	(0.84)	(0.67)	(0.60)	(0.66)	(0.75)
Total Dividends and/or distributions to shareholders:	(0.40)	(0.84)	(0.67)	(0.60)	(0.66)	(0.75)
Net asset value, end of period	$8.54	$8.48	$8.24	$9.02	$8.70	$9.29
Total Return, at Net Asset Value (2)	5.50%	13.76%	(1.49)%	10.62%	1.42%	4.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,994	$1,953	$1,823	$569	$2,779	$1,421
Average net assets (in thousands)	$1,971	$1,880	$1,489	$735	$2,438	$721
Ratios to average net assets (3):
Net investment income	9.24%	10.09%	7.96%	6.02%	8.21%	8.00%
Total expenses	5.95%	6.69%	5.78%	4.98%	6.57%	9.12%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.33%	6.81%	5.88%	4.52%	5.63%	6.53%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.59%	1.89%	1.89%	2.46%	2.94%	4.59%
Interest expense and fees from borrowings	2.06%	2.37%	1.65%	0.61%	1.21%	1.81%
Distribution and shareholder service fees	0.50%	0.52%	0.58%	0.48%	0.50%	0.48%
Deal expense and incentive fees	1.80%	1.91%	1.66%	1.43%	1.92%	2.24%
Portfolio turnover rate	11%	14%	21%	31%	37%	18%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.97% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31,			Period Ended December 31, 2020 (1)
CLASS M		2023	2022	2021
Per Share Operating Data
Net asset value, beginning of period	$8.52	$8.28	$9.07	$8.74	$7.74
Income (loss) from investment operations:
Net investment income (2)	0.40	0.83	0.67	0.53	0.38
Net realized and unrealized gain	0.07	0.24	(0.79)	0.38	1.12
Total from investment operations	0.47	1.07	(0.12)	0.91	1.50
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.41)	(0.83)	(0.67)	(0.58)	(0.50)
Total Dividends and/or distributions to shareholders:	(0.41)	(0.83)	(0.67)	(0.58)	(0.50)
Net asset value, end of period	$8.58	$8.52	$8.28	$9.07	$8.74
Total Return, at Net Asset Value (3)	13.54%	13.54%	(1.66)%	10.47%	19.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$183,593	$140,863	$62,816	$19,906	$4,704
Average net assets (in thousands)	$163,402	$91,772	$39,537	$11,904	$2,053
Ratios to average net assets (4):
Net investment income	9.38%	9.84%	7.94%	5.89%	7.10%
Total expenses	6.21%	6.91%	6.21%	5.18%	6.62%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.21%	6.96%	6.21%	4.93%	5.27%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.60%	1.90%	1.97%	2.24%	3.35%
Interest expense and fees from borrowings	2.06%	2.35%	1.73%	0.70%	0.84%
Distribution and shareholder service fees	0.75%	0.76%	0.83%	0.75%	0.76%
Deal expense and incentive fees	1.80%	1.90%	1.68%	1.48%	1.67%
Portfolio turnover rate	11%	14%	21%	31%	37%
(1) For the period from May 15, 2020 (inception of offering) through December 31, 2020.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.60% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31,				Period Ended December 31, 2019 (1)
CLASS N		2023	2022	2021	2020
Per Share Operating Data
Net asset value, beginning of period	$8.48	$8.24	$9.02	$8.70	$9.29	$9.72
Income (loss) from investment operations:
Net investment income (2)	0.43	0.89	0.72	0.59	0.71	0.58
Net realized and unrealized gain (loss)	0.07	0.24	(0.78)	0.37	(0.60)	(0.40)
Total from investment operations	0.50	1.13	(0.06)	0.96	0.11	0.18
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.44)	(0.89)	(0.72)	(0.64)	(0.70)	(0.61)
Total Dividends and/or distributions to shareholders:	(0.44)	(0.89)	(0.72)	(0.64)	(0.70)	(0.61)
Net asset value, end of period	$8.54	$8.48	$8.24	$9.02	$8.70	$9.29
Total Return, at Net Asset Value (3)	5.92%	14.42%	(0.80)%	11.32%	1.88%	1.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,788,819	$1,431,371	$857,548	$511,836	$52,879	$1,165
Average net assets (in thousands)	$1,574,659	$1,090,490	$774,235	$248,911	$16,166	$295
Ratios to average net assets (4):
Net investment income	10.13%	10.63%	8.48%	6.65%	8.43%	8.41%
Total expenses	5.46%	6.15%	5.05%	4.34%	5.68%	12.44%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	5.46%	6.22%	5.02%	4.19%	4.79%	5.95%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.60%	1.89%	1.87%	2.15%	2.89%	8.49%
Interest expense and fees from borrowings	2.06%	2.36%	1.54%	0.71%	0.98%	1.72%
Deal expense and incentive fees	1.80%	1.90%	1.64%	1.49%	1.81%	2.23%
Portfolio turnover rate	11%	14%	21%	31%	37%	18%
(1) For the period from April 18, 2019 (inception of offering) through December 31, 2019.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.60% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022 (1)
CLASS U
Per Share Operating Data
Net asset value, beginning of period	$8.53	$8.29	$8.53
Income (loss) from investment operations:
Net investment income (2)	0.40	0.82	0.25
Net realized and unrealized gain (loss)	0.07	0.24	(0.24)
Total from investment operations	0.47	1.06	0.01
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.41)	(0.82)	(0.25)
Total Dividends and/or distributions to shareholders:	(0.41)	(0.82)	(0.25)
Net asset value, end of period	$8.59	$8.53	$8.29
Total Return, at Net Asset Value (3)	5.53%	13.46%	0.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$469,634	$287,678	$11,604
Average net assets (in thousands)	$365,065	$104,553	$3,552
Ratios to average net assets (4):
Net investment income	9.41%	9.71%	8.82%
Total expenses	6.22%	6.87%	7.54%
Expenses after (recoupment of) waivers and reimbursements of expenses (5)	6.22%	6.88%	7.42%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.60%	1.93%	2.56%
Interest expense and fees from borrowings	2.06%	2.31%	2.36%
Distribution and shareholder service fees	0.75%	0.75%	0.74%
Deal expense and incentive fees	1.81%	1.88%	1.88%
Portfolio turnover rate	11%	14%	21%
(1) For the period from September 1, 2022 (inception of offering) through December 31, 2022.
(2) Per share amounts calculated based on the average shares outstanding during the period.
(3) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(4) Annualized for periods less than one full year.
(5) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 1.60% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2024	Year Ended December 31,
CLASS Y		2023	2022	2021	2020	2019
Per Share Operating Data
Net asset value, beginning of period	$8.49	$8.24	$9.02	$8.69	$9.27	$9.57
Income (loss) from investment operations:
Net investment income (1)	0.40	0.87	0.68	0.56	0.71	0.78
Net realized and unrealized gain (loss)	0.06	0.25	(0.78)	0.39	(0.61)	(0.31)
Total from investment operations	0.46	1.12	(0.10)	0.95	0.10	0.47
Dividends and/or distributions to shareholders:
Dividends to shareholders	(0.41)	(0.87)	(0.68)	(0.62)	(0.68)	(0.77)
Total Dividends and/or distributions to shareholders:	(0.41)	(0.87)	(0.68)	(0.62)	(0.68)	(0.77)
Net asset value, end of period	$8.54	$8.49	$8.24	$9.02	$8.69	$9.27
Total Return, at Net Asset Value (2)	5.59%	14.13%	(1.03)%	11.02%	1.65%	5.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$355	$339	$442	$423	$9,344	$7,976
Average net assets (in thousands)	$344	$367	$422	$1,585	$8,317	$4,852
Ratios to average net assets (3):
Net investment income	9.44%	10.43%	7.98%	6.20%	8.49%	8.17%
Total expenses	5.70%	6.41%	5.19%	4.87%	6.36%	7.95%
Expenses after (recoupment of) waivers and reimbursements of expenses (4)	6.12%	6.48%	5.30%	4.22%	5.40%	6.25%
Expenses, before waivers and reimbursements of expenses, excluding specific expenses listed below	1.59%	1.88%	1.85%	2.65%	2.96%	3.70%
Interest expense and fees from borrowings	2.06%	2.37%	1.48%	0.59%	1.22%	1.79%
Distribution and shareholder service fees	0.25%	0.25%	0.25%	0.23%	0.25%	0.24%
Deal expense and incentive fees	1.80%	1.91%	1.62%	1.40%	1.93%	2.22%
Portfolio turnover rate	11%	14%	21%	31%	37%	18%
(1) Per share amounts calculated based on the average shares outstanding during the period.
(2) Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
(3) Annualized for periods less than one full year.
(4) For the period ended June 30, 2024, expenses after recoupment of waivers and reimbursements of expenses, excluding interest and fees from borrowings, distribution and shareholder service fees, was 2.01% of net assets on an annualized basis.

See accompanying Notes to Consolidated Financial Statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility (JPMorgan Chase Bank, National Association)
June 30, 2024	$443,270,988	$9,473	—	N/A
December 31, 2023	326,492,495	10,439	—	N/A
December 31, 2022	315,344,374	6,420	—	N/A
December 31, 2021	274,770,951	4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702,363	$4,124	—	N/A
December 31, 2019	47,611,025	3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600,000	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2024	$400,000,000	$125.60	$25.00	N/A
December 31, 2023	400,000,000	117.29	25.00	N/A
December 31, 2022	300,000,000	82.25	25.00	N/A
Note-on-Note Loan (Axos Bank)+
June 30, 2024	$8,480,120	$9,473	—	N/A

* There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
+ There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable credit facility in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
As of June 30, 2024

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiary, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2024, the Fund’s net assets were $3,427,503,470, of which, $1,951,996,739 or 57%, are represented by the SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of June 30, 2024, the net assets of CTAC Bedford were $4,033,917, which represents 0.1% of the Fund’s total net assets. See Note 7, Borrowings, for more information related to the activities of CTAC Bedford.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); and (e) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in special situations, including structured equity, stressed credit and opportunities arising due to market dislocation. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in loans to companies whose debt, if rated, is rated below investment grade, and, if not rated, would likely be rated below investment grade if it were rated (that is, below BBB- or Baa3, which is often referred to as “high yield” or “junk”). Exposure to below investment grade instruments involves certain risks, including speculation with respect to the borrower’s capacity to pay interest and repay principal.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiary, the SPV. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
The unaudited interim financial statements have been prepared in accordance with U.S. GAAP for interim financial information and pursuant to the requirements for reporting on Form N-CSR under Rule 30e-1 under the Investment Company Act (17 CFR 270 30e-1) and Article 6 of Regulation S-X. In the opinion of management, all adjustments considered necessary for the fair presentation of consolidated financial statements for the interim periods presented have been included. These adjustments are of a normal, recurring nature. This semi-annual report should be read in conjunction with the Fund's annual report on Form N-CSR for the year ended December 31, 2023. The results of operations of the six month period ended June 30, 2024 are not necessarily indicative of the operating results to be expected for the full year.
Allocation of Income, Expenses, Gains and Losses
Income, expenses (other than those attributable to a specific class), gains and losses are allocated to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Class-specific expenses such as distribution and service plan fees, transfer and shareholder servicing fees, and shareholder communications expenses are broken out by class in the Consolidated Statement of Operations.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experiences and other factors, including expectations of future events that management believes to be reasonable under the circumstances. It also requires management to exercise judgment in the process of applying the Fund’s accounting policies. Assumptions and estimates regarding the valuation of investments and their resulting impact on base management and incentive fees involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the consolidated financial statements. Actual results could differ from these estimates and such differences could be material.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments
Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying Consolidated Statement of Operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3 for further information about fair value measurements.
Derivative Instruments
ASC Topic 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments and hedging activities. From time to time, the Fund may directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund recognizes all derivative instruments as assets or liabilities at fair value in its consolidated financial statements. For derivative instruments designated in a hedge accounting relationship, the entire change in the fair value of the hedging instrument will be recorded in the same line item of the Consolidated Statements of Operations as the hedged item. See Note 4 for further information about the Fund’s use and designation of derivative instruments.
Offsetting of assets and liabilities
The Fund presents over-the-counter (“OTC”) derivatives that are executed with the same counterparty under the same master netting agreement on a net basis when the criteria for the right of offset are met. The Fund has elected to offset fair value amounts recognized for cash collateral receivables and/or payables and fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting arrangement. See Note 4 for amounts recognized for cash collateral receivables and/or payables that have been offset against net derivative positions and amounts under master netting arrangements that have not been offset against net derivative positions, if applicable.
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consist of demand deposits and highly liquid investments (e.g., money market funds, U.S. treasury notes) with original maturities of three months or less. Cash equivalents are carried at amortized cost, which approximates fair value. Restricted cash includes cash held on deposit in cash collateral accounts that serve as collateral for the borrowings under the credit facility and would be applied to the amounts owed under the credit facility in an event of default (See Note 7). As of June 30, 2024, the Fund had a restricted cash balance of $39,890,987 which represents amounts that are collected by trustees who have been appointed as custodians of the assets securing certain of the Fund's financing transactions, and held for payment of interest expense and principal on the outstanding borrowings, or reinvestment into new assets. The Fund’s cash, cash equivalents and restricted cash are held at one or more large financial institutions and cash held in such financial institutions may, at times, exceed the Federal Deposit Insurance Corporation insured limit.
Revenue Recognition
Interest from Investments
Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on debt investments purchased are accreted/amortized into interest income over the life of the respective security using the effective interest method. The amortized cost of debt investments represents the original cost, including origination fees and upfront fees received that are deemed to be an adjustment to yield, adjusted for the accretion of discounts and amortization of premiums, if any.
The Fund has loans in its portfolio that contain payment-in-kind (“PIK”) provisions. PIK represents interest that is accrued and recorded as interest income at the contractual rates, increases the loan principal on the respective

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

capitalization dates, and is generally due at maturity. As of June 30, 2024, the fair value of the fixed income debt securities in the portfolio with PIK provisions was $618,551,388, which represents approximately 14.9% of the total investments at fair value. For the six month period ended June 30, 2024, the Fund earned $19,649,227 in PIK interest income, which is included in PIK interest income in the Consolidated Statement of Operations.
The Fund has loans in its portfolio that are first lien/last out loans. The Fund may receive additional interest and/or discount from an agreement with other lenders on such positions and includes such income, calculated in accordance with the effective interest rate method, as interest income in the Consolidated Statement of Operations.
CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.
Dividend Income
Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are expected to be collected. Dividend income on common equity securities, if any, is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly-traded companies. As of June 30, 2024, the fair value of the preferred stock securities in the portfolio with PIK provisions was $105,774,796, which represents approximately 2.6% of the total investments at fair value. For the six month period ended June 30, 2024, the Fund earned $8,651,758 in PIK dividends, which is included in PIK dividends in the Consolidated Statement of Operations.
Other Income
Other income may include income such as consent, waiver, amendment, unused, syndication, arranger and prepayment fees associated with the Fund’s investment activities. Such fees are recognized as income when earned or the services are rendered. The Fund may receive fees for guaranteeing the outstanding debt of a portfolio company. Such fees are amortized into other income over the life of the guarantee. The unamortized amount, if any, is included in other assets in the accompanying Consolidated Statement of Assets and Liabilities.
Non-Accrual Income
Loans are generally placed on non-accrual status when principal or interest payments are past due or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to the cost basis depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are current or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in management’s judgment, are likely to remain current. Management may determine not to place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection. As of June 30, 2024, the fair value of the loans in the portfolio on non-accrual status was $15,795,554.
Borrowing Related Costs, Expenses and Deferred Financing Costs (See Note 7, Borrowings)
On May 5, 2021, the SPV closed on a loan and security agreement with JPMorgan Chase Bank (the “JPM Credit Facility”), which was subsequently amended to increase the commitment. The agreement provides the SPV with an asset-backed credit facility.
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank (the “Axos Note-on-Note Loan”) to deploy note-on-note financing for the Fund’s investment in Bedford Beverly B, LLC.
Interest expense, unused commitment fees, and administration fees on the credit facilities and loans are recorded on an accrual basis. Unused commitment fees and administration fees are included in interest expense and fees on borrowings in the accompanying Consolidated Statement of Operations.
The JPM Credit Facility and Axos Note-On-Note Loan are recorded at carrying value, which approximates fair value.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Mandatory Redeemable Preferred Shares (See Note 8, Mandatory Redeemable Preferred Shares)
The Fund authorized and issued five series of Mandatory Redeemable Preferred Shares (“MRP Shares”) on various dates in 2022 and 2023. On May 16, 2024, the Fund executed a Securities Purchase Agreement authorizing the issuance and sale of three new series of MRP Shares. The Fund carries its MRP Shares at amortized cost, including hedge basis adjustments, and such shares are included as a liability in the Consolidated Statement of Assets and Liabilities.
Dividends to holders of MRP Shares are accrued daily. Issuance costs on the MRP Shares are amortized over the life of the respective MRP Shares.
Distribution and Shareholder Service Plan Fees
Distribution and Shareholders Service Plan Fees consist primarily of fees and expenses incurred in connection with the offering of shares, including legal, underwriting, printing and other costs, as well as costs associated with the preparation and filing of applicable registration statements. Distribution and Shareholder Service Plan Fees are charged against equity when incurred. The Fund offers its shares on a continual basis through the Distributor. Fees can be up to 0.75% of a class’s average monthly net assets. The fees are included in the distribution and service plan fees in the Consolidated Statement of Operations.
Transfer Agent Fees
Transfer Agent Fees consist primarily of fees and expenses incurred in connection with electronic processing of client orders, fund transfers between clients and the Fund, client maintenance and documentation. The Fund pays the Transfer Agent a fee based on various factors, including number of accounts and filings. SS&C GIDS, Inc. (the “Transfer Agent”) serves as the transfer agent for the Fund. The Fund has entered into arrangements with one or more financial intermediaries to provide sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts. In return for these services, the Fund pays sub-transfer agency fees to such financial intermediaries. Fees incurred with respect to these services are included in transfer and shareholder servicing agent fees in the Consolidated Statement of Operations.
Income Taxes
For federal income tax purposes, the Fund has elected to be treated as a RIC under the Code, and intends to make the required distributions to its shareholders as specified therein. In order to qualify as a RIC, the Fund must meet certain minimum distribution, source-of-income and asset diversification requirements. If such requirements are met, then the Fund is generally required to pay income taxes only on the portion of its taxable income and gains it does not distribute.
The minimum distribution requirements applicable to RICs require the Fund to distribute to its shareholders at least 90% of its investment company taxable income (“ICTI”), as defined by the Code, each year (the “Annual Distribution Requirement”). ICTI includes non-cash income such as PIK income. Depending on the level of ICTI earned in a tax year, the Fund may choose to carry forward ICTI in excess of current year distributions into the next tax year. Any such carryover ICTI must be distributed before the end of that next tax year through a dividend declared prior to filing the final tax return related to the year which generated such ICTI.
In addition, based on the excise distribution requirements, the Fund is subject to a 4% nondeductible federal excise tax on undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax is considered to have been distributed. The Fund intends to make sufficient distributions each taxable year to satisfy the excise distribution requirements as reasonably practicable.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely than not” to be sustained by the applicable

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

tax authority. The SPV is a disregarded entity for tax purposes and is consolidated with the tax return of the Fund. All penalties and interest associated with income taxes, if any, are included in income tax expense.
Due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Dividends and Distributions to Shareholders of Beneficial Interest
To the extent that the Fund has taxable income available, the Fund intends to make quarterly distributions to its common shareholders. Estimated dividends and distributions to shareholders of beneficial interest will accrue daily based on the day’s income and expense activity. Dividends and distributions to shareholders of beneficial interest are recorded on the record date executed at the pre-dividend reinvestment program NAV per share. The amount to be distributed is determined by the Board of Trustees each quarter and is generally based upon the taxable earnings estimated by management and available cash. Net realized capital gains, if any, are generally distributed at least annually, although the Fund may decide to retain such capital gains for investment.
The Fund has an “opt out” dividend reinvestment plan that provides for reinvestment of dividends and other distributions on behalf of the shareholder, other than those shareholders who have “opted out” of the plan. As a result of adopting the plan, if the Board of Trustees authorizes, and the Fund declares, a cash dividend or distribution, the shareholders who have not elected to “opt out” of the dividend reinvestment plan will have their cash dividends or distributions automatically reinvested in additional shares of the Fund’s shares of beneficial interest, rather than receiving cash. Each registered shareholder may elect to have such shareholder’s dividends and distributions distributed in cash rather than participate in the plan. For any registered shareholder that does not so elect, distributions on such shareholder’s shares will be reinvested by the Transfer Agent, the Fund’s plan administrator, in additional shares. The number of shares to be issued to the shareholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes.
Functional Currency
The functional currency of the Fund is the U.S. Dollar. Investments are generally made in the local currency of the country in which the investments are domiciled and are translated into U.S. Dollars with foreign currency translation gains or losses recorded within net change in unrealized appreciation (depreciation) on investments in the accompanying Consolidated Statement of Operations. Foreign currency translation gains and losses on non-investment assets and liabilities are separately reflected in the accompanying Consolidated Statement of Operations.
Recent Accounting Standards Updates
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim period within fiscal years beginning after December 15, 2024. The Fund does not expect this guidance to impact its consolidated financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation currently reflected in the consolidated financial statements as of June 30, 2024.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.
•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the six month period ended June 30, 2024, there were no transfers into Level 3 and transfers of $21,637,746 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of June 30, 2024:

	As of June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$558,638,270	$1,912,195,337	$2,470,833,607
Second Lien Debt	—	10,893,806	159,870,721	170,764,527
Collateralized Loan Obligations	—	—	767,556,905	767,556,905
Asset Backed Securities	—	—	229,947,582	229,947,582
Common Stock	12,861	—	8,969,192	8,982,053
Corporate Bonds
Secured	—	50,265,286	176,811,269	227,076,555
Unsecured	—	17,050,557	58,210,545	75,261,102
Preferred Stock	—	—	105,774,796	105,774,796
Warrants	—	—	7,889,044	7,889,044
Money Market Funds	81,618,928	—	—	81,618,928
Total Investments, at Fair Value	$81,631,789	$636,847,919	$3,427,225,391	$4,145,705,099
Interest Rate Swaps	$—	$(3,136,359)	$—	$(3,136,359)
Forward Foreign Currency Contracts	—	267,619	—	267,619

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Six Months Ended June 30, 2024
	Corporate Loans		Collateralized Loan Obligations	Asset Backed Securities	Common Stock	Corporate Bonds		Preferred Stock	Warrants	Total
	First Lien Debt	Second Lien Debt				Secured	Unsecured
Balance, beginning of period	$1,355,421,715	$198,981,031	$615,794,457	$70,596,216	$8,966,565	$156,658,151	$57,009,230	$127,726,059	$5,230,275	$2,596,383,699
Purchases	632,256,284	9,022,670	226,133,960	169,584,509	2,545	21,450,684	1,634,054	28,148,404	431,654	1,088,664,764
Sales and paydowns	(58,305,790)	(40,503,892)	(93,249,011)	(7,539,824)	(104,884)	(183,954)	—	(45,910,399)	—	(245,797,754)
Accretion of discount (premium)	440,890	590,276	451,136	7,754	—	(97,080)	37,398	875,241	—	2,305,615
Net realized gains (losses)	(4,634,586)	(305,187)	3,443,174	—	(625,252)	—	—	687,946	—	(1,433,905)
Net change in unrealized appreciation (depreciation)	4,217,261	(3,476,868)	14,983,189	(2,701,073)	730,218	(1,016,532)	(470,137)	(5,752,455)	2,227,115	8,740,718
Transfers into Level 3	—	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	(17,200,437)	(4,437,309)	—	—	—	—	—	—	—	(21,637,746)
Balance, end of period	$1,912,195,337	$159,870,721	$767,556,905	$229,947,582	$8,969,192	$176,811,269	$58,210,545	$105,774,796	$7,889,044	$3,427,225,391
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$(2,799,963)	$115,252	$16,722,044	$(2,701,073)	$254,505	$(1,016,532)	$(470,137)	$(1,501,392)	$2,227,115	$10,829,819

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of ABS is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using consensus pricing, or a market approach and/or an income approach. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The income approach typically uses a discounted cash flow analysis of the portfolio company.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of June 30, 2024:

	Fair Value as of June 30, 2024	Valuation Techniques	Significant Unobservable Inputs	Range		Weighted Average
				Low	High
Corporate Loans
First Lien Debt	$1,578,485,538	Income Approach	Discount Rate	8.3%	21.9%	11.9%
	299,973,170	Consensus Pricing	Indicative Quotes	0.75	100.94	97.52
	33,736,629	Market Approach	Comparable Multiple	7.80x	10.80x	9.18x
Second Lien Debt	154,353,721	Income Approach	Discount Rate	11.0%	19.7%	14.6%
	1,767,000	Consensus Pricing	Indicative Quotes	88.35	88.35	88.35
	3,750,000	Asset Approach	N/A	—	—	—
Corporate Bonds
Secured	176,811,269	Income Approach	Discount Rate	8.0%	26.7%	10.6%
Unsecured	58,210,545	Income Approach	Discount Rate	9.8%	12.5%	11.0%
Collateralized Loan Obligations	767,556,905	Consensus Pricing	Indicative Quotes	1.49	105.39	95.08
Asset Backed Securities	36,473,183	Income Approach	Discount Rate	8.4%	16.7%	11.8%
	193,474,399	Consensus Pricing	Indicative Quotes	0.00	81,205.58	18,223.96
Preferred Stock	79,041,242	Income Approach	Discount Rate	13.3%	24.1%	16.0%
	20,636,190	Recent Transaction	Transaction Price	100.0%	100.0%	100.0%
	6,097,364	Market Approach	Comparable Multiple	12.00x	13.80x	12.09x
Common Stock	118,708	Income Approach	Discount Rate	10.0%	10.0%	10.0%
	8,850,484	Market Approach	Comparable Multiple	4.62x	20.62x	8.30x
Warrants	7,457,390	Market Approach	Comparable Multiple	8.75x	15.23x	11.23x
	431,654	Recent Transaction	Transaction Price	100.0%	100.0%	100.0%
Total Level 3 Investments	$3,427,225,391
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate loans, corporate bonds, ABS and CLOs are discount rates, indicative quotes and comparable EBITDA multiples. Significant increases in discount rates would result in a significantly lower fair value measurement. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
The significant unobservable inputs used in the fair value measurement of the Fund’s investments in preferred stock, common stock and warrants are indicative quotes, discount rates and comparable EBITDA multiples. Significant decreases in indicative quotes may result in a significantly lower fair value measurement. Significant increases in discount rates in isolation would result in a significantly lower fair value measurement. Significant decreases in comparable EBITDA multiples in isolation would result in a significantly lower fair value measurement.
Net Asset Value Valuation
The Fund calculates per share price for the beneficial interests of the Fund on a daily basis (each calculation date herein referred to as the “Valuation Date”). The Fund calculates the per share price based on the net asset value of each Class of shares as of approximately 4:00 P.M. Eastern Time, on each Valuation Date, except in the case of a scheduled early closing of the New York Stock Exchange (the “Exchange”), in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
As the Fund’s valuation designee, the Adviser is responsible for the accuracy, reliability and completeness of any market or fair market valuation determinations made with respect to the Fund’s assets.
4. DERIVATIVE INSTRUMENTS
The Fund uses interest rate swap contracts to seek to mitigate interest rate risk associated with some of the Fund’s fixed rate Mandatory Redeemable Preferred Shares. The Fund has designated certain interest rate swaps held as fair value hedging instruments. The net change in the fair value of the interest rate swaps and the hedged instruments as it relates to the hedged risks are recorded in interest expense and fees on borrowings in the Consolidated Statement of

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Operations. The fair value of the interest rate swaps, which is netted against the cash collateral, is recorded in prepaid expenses and other assets and/or other accrued expenses and liabilities, as applicable, in the Consolidated Statement of Assets and Liabilities. Please refer to Note 3 for fair value measurements related to derivative instruments, and Note 8 for details related to the Fund’s Mandatory Redeemable Preferred Shares. The fair value of the interest rate swaps entered into by the Fund and not designated as hedging instruments is recorded in interest rate swaps contracts, at fair value in the Consolidated Statement of Assets and Liabilities. Unrealized gains (losses) are recorded in the Consolidated Statements of Operations as part of the net change in unrealized appreciation (depreciation) on interest rate swaps contracts.
Under the terms of its interest rate swap contracts, the Fund is required to pledge assets as collateral to secure its obligations underlying the instruments. The required collateral amount varies over time based on the mark-to-market values, notional amounts and remaining terms of the instruments, which may exceed the amount owed by the Fund on a mark-to-market basis. Any failure by the Fund to fulfill any collateral requirements may result in a default. In the event of a default by the counterparty, the Fund would be an unsecured creditor to the extent of any such overcollateralization.

Derivative Contracts	Maturity Date	Pay / Receive (1)	Fixed Rate	Notional Amount	Change in Unrealized Gain / (Loss)	Fair Value
Interest Rate Swap	3/8/2027	Pay Floating / Receive Fixed	3.55%	$75,000,000	$(1,181,982)	$(1,594,021)
Interest Rate Swap	3/7/2029	Pay Floating / Receive Fixed	3.29%	25,000,000	(568,041)	(869,722)
Interest Rate Swap	9/1/2027	Pay Floating / Receive Fixed	2.79%	75,000,000	(1,105,690)	(3,314,776)
Interest Rate Swap	9/1/2027	Pay Floating / Receive Fixed	4.07%	25,000,000	(515,984)	(176,917)
Interest Rate Swap	11/16/2027	Pay Floating / Receive Fixed	4.36%	50,000,000	324,838	324,838
Interest Rate Swap (2)	9/17/2029	Pay Floating / Receive Fixed	4.27%	100,000,000	1,068,240	1,068,240
Interest Rate Swap (2)	9/16/2031	Pay Floating / Receive Fixed	4.21%	100,000,000	1,425,999	1,425,999
Total				450,000,000	(552,620)	(3,136,359)
Cash Collateral (3)				—	—	4,499,533
Total Interest Rate Swaps				$450,000,000	$(552,620)	$1,363,174
(1) The Fund pays floating rate at 3-month Term SOFR on all interest rate swaps held.
(2) Interest rate swap was not designated for hedging as of June 30, 2024.
(3) As of June 30, 2024, there was $4,499,533 of cash collateral available to offset with Macquarie Bank Limited, and $0 available to offset with Goldman Sachs & Co. LLC.
The Fund uses forward foreign currency contracts (“forward contracts”) to economically hedge the currency exposure related to some of the Fund's non-U.S. dollar denominated investments. The fair value of the Fund's investments in the forward contracts was based on the estimated forward contract rates on the estimated settlement dates of the contracts and classified within Level 2 of the fair value hierarchy. Unrealized gains (losses) are recorded in the

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

consolidated statements of operations as part of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts. Realized gains (losses) are recorded at the time the forward contract is settled.
The terms of the contracts were as follows:

Derivative Contracts	Average Daily Notional Amount Outstanding for the Six Months Ended June 30, 2024	Net Realized Gain (Loss)	Change in Unrealized Gain / (Loss)	Net Assets Derivatives Value	Net Liabilities Derivatives Value
Forward Foreign Currency Contracts	$412,379,449	$(2,819,779)	$13,147,315	$439,042	$171,423
Cash Collateral				—	—
Net amount presented in the Consolidated Statement of Assets and Liabilities				$439,042	$171,423
The Fund is subject to an enforceable master netting agreement with its counterparties. This agreement governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Master netting agreements may not be specific to each different asset type; in such instances, they would allow the party to close out and net its total exposure to a specified counterparty in the event of a default with respect to any and all the transactions governed under a single agreement with the counterparty. Collateral or margin requirements are contract specific for OTC traded derivatives. Although collateral or margin requirements may differ by type of derivative or investment, as applicable, the Fund typically receives cash posted as collateral (with rights of rehypothecation) or agrees to have such collateral posted to a third-party custodian under a tri-party arrangement that enables a party to take control of such collateral in the event of a counterparty default. As of June 30, 2024, the Fund had two counterparties, Macquarie Bank Limited (“Macquarie”) and Goldman Sachs & Co. LLC (“Goldman”).
International Swaps and Derivatives Association (“ISDA”) Agreements govern OTC derivative transactions entered into by the Fund and select counterparties. ISDA Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Under the Fund’s ISDA Agreement for OTC derivative contracts, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty. This requirement is based on the net asset value of the Fund, and a negotiated threshold amount for total exposure of derivatives in a net liability position. Certain of the Fund’s derivative contracts have been transacted pursuant to bilateral agreements with certain counterparties that may require the Fund to terminate the transactions or post additional collateral if the Fund’s net asset value declines below an agreed upon level (a Trigger Event). As of June 30, 2024, the aggregate fair value of such derivative contracts executed with Macquarie were in a net liability position of $5,516,394, and the aggregate fair value of assets required to be posted by the Fund as collateral for these derivative contracts was $4,499,533. The aggregate fair value of such derivative contracts executed with Goldman were in a net asset position and therefore no collateral posting was required by the Fund. If a Trigger Event had occurred on June 30, 2024, for contracts in a net liability position where the counterparties are permitted to terminate the open derivative contracts, additional amounts may be required. Since the Commencement of Operations through June 30, 2024, the Fund did not experience any Trigger Events.
The following table presents the effects of netting arrangements for derivative contracts presented in the Consolidated Statement of Assets and Liabilities as of June 30, 2024.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

	Counterparty	Gross Amount of Assets / (Liabilities)	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Cash Collateral Pledged / (Received)	Net Amount Presented in the Consolidated Statement of Assets and Liabilities
Assets
Forward foreign currency contracts	Macquarie	$2,103,372	$(1,664,330)	$—	$439,042
Interest rate swap contracts	Macquarie	—	—	—	—
Forward foreign currency contracts	Goldman	372,913	(372,913)	—	—
Interest rate swap contracts	Goldman	2,819,077	—	—	2,819,077	(1)
Total Assets		$5,295,362	$(2,037,243)	$—	$3,258,119

Liabilities
Forward foreign currency contracts	Macquarie	$(1,664,330)	$1,664,330	$—	$—
Interest rate swap contracts	Macquarie	(5,955,436)	—	4,499,533	(1,455,903)	(2)
Forward foreign currency contracts	Goldman	(544,336)	372,913	—	(171,423)
Interest rate swap contracts	Goldman	—	—	—	—
Total Liabilities		$(8,164,102)	$2,037,243	$4,499,533	$(1,627,326)
(1) $2,494,239 of interest rate swap contracts that are not designated as hedging instruments are included in the Consolidated Statement of Assets and Liabilities within Interest rate swaps, at fair value, $324,838 of interest rate swap contracts designated as hedging instruments are included in the Consolidated Statement of Assets and Liabilities within Prepaid expenses and other assets.
(2) Interest rate swap contracts designated as hedging instruments are included in the Consolidated Statement of Assets and Liabilities within Other accrued expenses and liabilities.
5. RELATED PARTY TRANSACTIONS
Due to Adviser
In the ordinary course of business, the Fund enters, and may continue to enter into transactions in which the Adviser prepays for the Fund’s expenses that may be considered related party transactions. As of June 30, 2024, the Fund does not owe the Adviser for expense reimbursements.
Investment Advisory Agreement
On May 24, 2018, the Fund’s Board of Trustees, including a majority of the trustees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved an investment advisory agreement (the “Original Investment Advisory Agreement”) between the Fund and the OC Private Capital, LLC in accordance with, and on the basis of an evaluation satisfactory to such trustees as required by Section 15(c) of the Investment Company Act.
The Original Investment Advisory Agreement was amended on September 30, 2019 (as amended, the “First Amended and Restated Investment Advisory Agreement”). On October 24, 2019, the First Amended and Restated Investment Advisory Agreement was further amended (as amended, the “Second Amended and Restated Investment Advisory Agreement”) to replace OC Private Capital, LLC with Carlyle Global Credit Investment Management L.L.C. as the investment adviser. The Second Amended and Restated Investment Advisory Agreement was further amended on April 1, 2020 (as amended, the “Third Investment Advisory Agreement”). On July 1, 2022, the Third Investment Advisory Agreement was further amended (as amended, the “Investment Advisory Agreement”) to reduce the incentive fee rate the Adviser is entitled to receive. Unless terminated earlier, the Investment Advisory Agreement renews automatically for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of the Board of Trustees and by the vote of a majority of the Independent Trustees. The Investment Advisory Agreement will automatically terminate in the event of an assignment and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party. Subject to the overall supervision of the Board of Trustees, the Adviser provides investment advisory services to the Fund. For providing these services, the Adviser receives fees from the Fund consisting of two components—a base management fee and an incentive fee.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The base management fee is calculated at an annual rate of 1.00% of the Fund’s consolidated month-end Managed Assets (such amount not to exceed, in any case, 1.50% of the Fund’s net assets). Managed Assets means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s pre-incentive fee net investment income for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature.
Prior to the amendment, which became effective July 1, 2022, the Fund paid its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 1.82% in any calendar quarter (7.28% annualized). The Fund refers to this portion of the pre-incentive fee net investment income (which exceeds the hurdle rate but is less than 1.82%) as the “catch-up.” The “catch-up” is meant to provide the Adviser with approximately 17.5% of the Fund’s pre-incentive fee net investment income as if a hurdle rate did not apply if this net investment income exceeds 1.82% in any calendar quarter; and
•17.5% of the amount of pre-incentive fee net investment income, if any, that exceeds 1.82% in any calendar quarter (7.28% annualized) will be payable to the Adviser. This reflects that once the hurdle rate is reached and the catch-up is achieved, 17.5% of all pre-incentive fee net investment income thereafter is allocated to the Adviser.
Pursuant to the Investment Advisory Agreement, effective July 1, 2022, the Fund pays its Adviser an incentive fee with respect to its pre-incentive fee net investment income in each calendar quarter as follows:
•no incentive fee based on pre-incentive fee net investment income in any calendar quarter in which its pre-incentive fee net investment income does not exceed the hurdle rate of 1.50%;
•100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.765% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.765% (7.06% annualized). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of net assets; and
•15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” will be payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.765% (7.06% annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.
For the six month period ended June 30, 2024, base management fees were $19,517,409 and incentive fees related to pre-incentive fee net investment income were $26,663,175.
As of June 30, 2024, $3,508,588 and $14,566,869 was included in management fees payable and incentive fees payable, respectively, in the accompanying Consolidated Statement of Assets and Liabilities.
Expense Limitation Agreement
The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually for a one-year period ending April 30, 2025, with the option to renew annually, to waive its management fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

making investments, including interest and structuring costs for borrowing and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co-investments, litigation and other unusual and infrequent expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.00% of the month-end net asset value of such class (the “Expense Limitation”). In consideration of the Adviser’s agreement to waive its management fee and/or reimburse the Fund’s operating expenses, the Fund has agreed to repay the Adviser in the amount of any waived management fees and Fund expenses reimbursed of each class subject to the limitation that reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser, and (ii) the Adviser reimbursement does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any Adviser reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Limitation of such class or another expense limitation in place at that time. As of June 30, 2024, the estimated amount subject to reimbursement by the Fund to the Adviser under the agreement was $455, of which none relates to waivers and reimbursements incurred during the current period. The Adviser does not owe the Fund any amounts for expense reimbursements as of June 30, 2024.
The Adviser has recaptured $798,884 of previously waived and/or reimbursed amounts during the six month period ended June 30, 2024. The following table summarizes the net amounts recaptured and the amounts eligible for recovery as of June 30, 2024:

	For the Six Months Ended and As of June 30, 2024
	Net Fees Recaptured / (Waived)	Eligible for Recovery
Class A	$—	$—
Class I	794,473	—
Class L	3,690	—
Class M	—	—
Class N	—	—
Class U	—	—
Class Y	721	455
Total	$798,884	$455
Amounts eligible for recovery at June 30, 2024 expire as follows: $33 in the year ended December 31, 2024, $288 in the year ended December 31, 2025, and $134 in the year ended December 31, 2026.
Administration Agreement

On May 28, 2024, the Fund’s Board of Trustees approved the Administration Agreement (the “Administration
Agreement”) between the Fund and the Administrator. Pursuant to the Administration Agreement, the Administrator
provides services and receives reimbursements equal to an amount that reimburses the Administrator for its costs and expenses and the Fund’s allocable portion of overhead incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation paid to or compensatory distributions received by the Fund’s officers (including the Chief Financial Officer and Chief Compliance Officer) and
any of their respective staff who provide services to the Fund, operations staff who provide services to the Fund, and any internal audit staff, to the extent internal audit performs a role in the Fund’s Sarbanes-Oxley Act of 2002, as amended, internal control assessment. Reimbursement under the Administration Agreement occurs in arrears.

Unless terminated earlier, the Administration Agreement will continue in effect for two years from the approval date and thereafter renew automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the vote of the Board of Trustees or by a majority vote of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Fund’s Trustees. The Administration Agreement may not be assigned by a party without the consent of the other party and may be terminated by either party without penalty upon at least 60 days’ written notice to the other party.

The Fund began incurring administrative service fees effective July 1, 2024.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Board of Trustees
The Fund’s Board of Trustees currently consists of four members, three of whom are Independent Trustees. The Board of Trustees has established an Audit Committee, a Nominating and Governance Committee and an Independent Trustees Committee, the members of each of which consist entirely of the Fund’s Independent Trustees. The Board of Trustees established a Valuation Committee composed of individuals affiliated with the Adviser to oversee the day-to-day procedures. The Board of Trustees may establish additional committees in the future. For the six month period ended June 30, 2024, the Fund incurred $136,273 in fees and expenses associated with its Independent Trustees' services on the Fund's Board of Trustees and its committees. As of June 30, 2024, $75,241 in fees or expenses associated with the Fund’s Independent Trustees were payable.
Shareholder Concentration
Related parties owned approximately 1% of the Fund's total outstanding shares as of June 30, 2024. Related parties may include, but are not limited to, the Adviser and its affiliates, affiliated broker dealers, fund of funds, and directors or employees.
6. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Asset-Backed Securities
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility, as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of June 30, 2024, on a fair value basis, approximately 14.0% of the Fund’s debt investments bear interest at a fixed rate and approximately 86.0% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating CORRA, EURIBOR, SOFR and SONIA rates.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the conflict between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

East and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

7. BORROWINGS
In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is at least 300% after such borrowing. As of June 30, 2024, asset coverage (exclusive of preferred equity shares) was 947.3% and asset coverage (inclusive of preferred equity shares) was 502.4%. The Fund’s subsidiaries are parties to the borrowings described below.
JPM Credit Facility
The SPV closed on the JPM Credit Facility on May 5, 2021, which was most recently amended on June 28, 2024. The maximum principal amount of the JPM Credit Facility is $750,000,000, through financing commitments in tranches of advances (the “Tranche A Financing Commitment” and “Tranche B Financing Commitment”). Amounts available to borrow under the JPM Credit Facility is based on certain advance rates multiplied by the value of the SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the SPV may incur in accordance with the terms of the JPM Credit Facility. Proceeds of the JPM Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The SPV may borrow amounts in U.S. dollars or certain other permitted currencies.
The SPV may borrow amounts under any tranche of the financing commitment, each of which has a maximum principal amount and applicable interest rate. The SPV also pays an unused commitment fee of 0.40% on undrawn amounts and an administration fee of 0.20% on the maximum principal amount under the JPM Credit Facility and, in respect of each undrawn letter of credit, a fee and interest rate equal to the then-applicable margin under the JPM Credit Facility while the letter of credit is outstanding.
The table below presents the principal amount and interest rate of each tranche.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$600,000,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	2.21%
Tranche B	150,000,000	USD	Term SOFR / Applicable Base Rate	2.51%
Total	$750,000,000
The reinvestment period under the JPM Credit Facility will terminate on May 5, 2025 and the JPM Credit Facility will mature on May 5, 2026. During the period from May 5, 2025 to May 5, 2026, the SPV will be obligated to make mandatory prepayments under the JPM Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the JPM Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the SPV. The JPM Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of June 30, 2024, the SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.
The JPM Credit Facility consisted of the following as of June 30, 2024:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
JPM Credit Facility	$750,000,000	$443,270,988	$306,729,012	$306,729,012
(1) The Unused Portion is the Total Facility less Borrowings Outstanding, an amount upon which unused commitment fees are based depending on daily spot and contract rates for CAD, EUR and GBP.
(2) The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of June 30, 2024, $8,060,067 of interest expense and $711,150 of unused commitment fees and administration fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

During the six month period ended June 30, 2024, the Fund had borrowings on the secured credit facility of $120,450,000 and repayments of $0. As of June 30, 2024, there were $443,270,988 in borrowings on the secured credit facility outstanding. For the six month period ended June 30, 2024, the weighted average interest rate, inclusive of fees, was 8.02% and the average principal debt outstanding was $414,392,466.
For the six month period ended June 30, 2024, the SPV incurred $16,804,411 of interest expense, unused commitment fees, and administration fees, and $846,936 of amortization of deferred financing costs.
Axos Note-On-Note Loan
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank for a secured loan with a maximum principal amount of $30,291,471. Concurrently, CTAC Bedford, along with several other co-investors, made mortgage loans in the aggregate maximum principal amount of $140,000,000 to Bedford Beverly B LLC (the “Bedford Loan”), which is developing a 7-story mixed-use building comprised of rental apartment units, parking, and retail spaces in Brooklyn, New York (the “Project”). The Bedford Loan is advanced by CTAC Bedford, and other co-investors, to pay for costs in connection with the construction, development, operation and maintenance of the Project. The Axos Note-on-Note Loan is designed to reimburse CTAC Bedford for its periodic advances of its Bedford Loan to Bedford Beverly B LLC. The Axos Note-on-Note Loan is secured by a first priority security interest in CTAC Bedford’s interest in the Bedford Loan and a pledge by the Fund’s 100% membership interest in CTAC Bedford.
The interest on the outstanding principal balance of the Axos Note-on-Note Loan accrues at a per annum rate equal to the greater of (i) Term SOFR plus 4.50%, and (ii) 8.00%. The Axos Note-on-Note Loan has an initial maturity date of September 2, 2026, with options to extend. For each advance requested by Bedford Beverly B LLC, Axos Bank will advance 66.79% while the remaining 33.21% will be sourced from the Fund and other co-investors.
During the six month period ended June 30, 2024, CTAC Bedford incurred $236,749 of interest expense and $19,596 of amortization of deferred financing costs, which are included in interest expense and fees on borrowings in the Consolidated Statement of Operations. In addition, $67,067 of interest expense was included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities. As of June 30, 2024, the outstanding balance of the Axos Note-on-Note Loan was $8,480,120.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

8. MANDATORY REDEEMABLE PREFERRED SHARES
The Fund authorized eight series of preferred shares, with a $0.001 par value per share and a liquidation preference of $25 per share, classified and designated as Series A Mandatory Redeemable Preferred Shares (the “Series A MRP Shares”), Series B Mandatory Redeemable Preferred Shares (the “Series B MRP Shares”), Series C Mandatory Redeemable Preferred Shares (the “Series C MRP Shares”), Series D Mandatory Redeemable Preferred Shares (the “Series D MRP Shares”), Series E Mandatory Redeemable Preferred Shares (the “Series E MRP Shares”), Series F Mandatory Redeemable Preferred Shares (the “Series F MRP Shares”), Series G Mandatory Redeemable Preferred Shares (the “Series G MRP Shares”), and Series H Mandatory Redeemable Preferred Shares (the “Series H MRP Shares” and together the “MRP Shares”). The table below summarizes the details of the Fund’s MRP Shares.

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per Share	Total Raise
Series A MRP Shares	3/7/2022 (1)	3/7/2027	3.66%	6,000,000	$25.00	$150,000,000
Series B MRP Shares	3/7/2022 (2)	3/7/2029	3.90%	2,000,000	25.00	50,000,000
Series C MRP Shares	9/1/2022 (3)	9/1/2027	6.00%	4,000,000	25.00	100,000,000
Series D MRP Shares	6/14/2023 (4)	10/2/2026	7.02%	2,000,000	25.00	50,000,000
Series E MRP Shares	6/14/2023 (4)	10/2/2028	7.07%	2,000,000	25.00	50,000,000
Series F MRP Shares	5/16/2024 (5)	11/16/2027	6.55%	2,000,000	25.00	50,000,000
Series G MRP Shares	5/16/2024 (6)	9/17/2029	6.60%	4,000,000	25.00	100,000,000
Series H MRP Shares	5/16/2024 (6)	9/16/2031	6.75%	4,000,000	25.00	100,000,000
Total						$650,000,000
(1) $38,000,000 funded on March 7, 2022 and $112,000,000 funded on May 11, 2022.
(2) $12,000,000 funded on March 7, 2022 and $38,000,000 funded on May 11, 2022.
(3) $75,000,000 funded on September 1, 2022 and $25,000,000 funded on November 9, 2022.
(4) Funded on October 2, 2023.
(5) Fully unfunded as of June 30, 2024. Required funding date is November 18, 2024.
(6) Fully unfunded as of June 30, 2024. Required funding date is no later than September 16, 2024.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the six month period ended June 30, 2024, $10,253,119 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the six month period ended June 30, 2024, the Fund recorded $440,540 of amortization of deferred issuance costs related to the MRP Shares.
The Fund entered into interest rate swap contracts to better align the interest rates of its MRP Shares with the Fund’s investment portfolio, which consists of predominately floating rate loans. The notional amount of the interest rate swaps are $450,000,000 and match the applicable maturity dates; see Note 4 on derivative instruments for MRP Shares hedging details. The interest expense related to the MRP Shares is adjusted to account for the net proceeds paid/(received) from the interest rate swaps designated as a hedge, which was $2,110,189 for the six month period ended June 30, 2024. The swap adjusted interest expense is included as a component of interest expense and fees on borrowings in the Consolidated Statement of Operations. As of June 30, 2024 the interest rate swaps designated as a hedge had a fair value of $(5,630,598), which is predominately offset within interest expense and fees on borrowings by a similar, but opposite, fair value change for the hedged risk on the MRP Shares of $5,556,772.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of June 30, 2024, the carrying value of the MRP Shares was $391,729,711. The table below summarizes the components of the carrying value of the MRP Shares.

As of June 30, 2024
Liquidation preference (1)	$400,000,000
Less: Unamortized deferred issuance costs	2,713,517
Less: Hedge basis adjustment	5,556,772
Carrying value of MRP Shares	$391,729,711

(1) Based on outstanding funded MRP Shares as of the period end.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i) redeem the MRP Shares within 90 days prior to the Term Redemption Date of each series of MRP Shares, at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Term Redemption Date.
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.
9. COMMITMENTS AND CONTINGENCIES
As of June 30, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $365,480,004 and $61,141,705, respectively, along with preferred stock of $8,768,939. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Statement of Assets and Liabilities.

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
222 North Miami, LLC	Term Loan		—%	$10,075,571	$—
520 Mezz Owner 2, LLC	Term Loan		—%	14,029,871	(35,075)
ACR Group Borrower, LLC	Delayed Draw Term Loan		—%	626,594	(6,266)
ADPD Holdings, LLC	Delayed Draw Term Loan		1.00%	1,494,662	(167,393)
ADPD Holdings, LLC	Delayed Draw Term Loan		1.00%	901,759	(100,992)
ADPD Holdings, LLC	Delayed Draw Term Loan		1.00%	481,733	(53,951)
ADPD Holdings, LLC	Revolver		0.50%	284,024	(31,809)
Advanced Web Technologies Holding Company	Revolver		0.50%	377,627	—

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Allied Benefit Systems Intermediate, LLC	Delayed Draw Term Loan		1.00%	3,160,509	63,210
Alpine Acquisition Corp II	Revolver		0.50%	689,401	(59,390)
Apex Companies Holdings, LLC	Delayed Draw Term Loan		1.00%	2,113,124	(15,021)
Applied Technical Services, LLC	Delayed Draw Term Loan		1.00%	2,556,477	(14,527)
Applied Technical Services, LLC	Revolver		0.50%	380,405	(2,162)
Appriss Health, LLC	Revolver		0.50%	820,198	(10,878)
Ardonagh Midco 3 PLC	Delayed Draw Term Loan		1.00%	1,012,048	(15,726)
Ascend Buyer, LLC	Revolver		0.50%	1,141,125	(7,422)
Associations, Inc.	Delayed Draw Term Loan		—%	3,046,805	(3,047)
Associations, Inc.	Revolver		0.50%	2,441,350	(2,441)
Athlete Buyer, LLC	Delayed Draw Term Loan		1.00%	11,359,406	(245,606)
Athlete Buyer, LLC	Delayed Draw Term Loan		1.00%	7,425,743	(160,555)
Athlete Buyer, LLC	Delayed Draw Term Loan		1.00%	7,425,743	(160,555)
Atlas US Finco, Inc.	Revolver		0.50%	267,618	—
Avalara, Inc.	Revolver		0.50%	900,000	—
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,384,937	(16,979)
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan		0.50%	5,366,109	(38,203)
Bedford Beverly B, LLC	Delayed Draw Term Loan		—%	25,880,576	(129,403)
Bedford Beverly B, LLC	Delayed Draw Term Loan		—%	6,778,131	(33,891)
Big Bus Tours Bidco Ltd.	Delayed Draw Term Loan		1.50%	4,565,168	(136,955)
BlueCat Networks, Inc.	Delayed Draw Term Loan		1.00%	194,569	71
BradyIFS Holdings, LLC	Delayed Draw Term Loan		1.00%	1,037,900	(3,181)
BradyIFS Holdings, LLC	Revolver		0.50%	2,102,077	(6,442)
Bullhorn, Inc.	Delayed Draw Term Loan		0.50%	3,818,182	(19,091)
Bullhorn, Inc.	Revolver		0.50%	1,382,567	(5,968)
CD&R Madison Parent Ltd.	Delayed Draw Term Loan	(1)	1.50%	2,310,265	46,205
Celerion Buyer, Inc.	Delayed Draw Term Loan		2.00%	249,361	2,494
Celerion Buyer, Inc.	Revolver		0.50%	124,680	—
Chemical Computing Group ULC	Revolver		0.50%	135,379	—
Coreweave Compute Acquisition Co. IV, LLC	Delayed Draw Term Loan		0.50%	68,760,225	(1,031,403)
Coupa Holdings,LLC	Delayed Draw Term Loan		1.50%	578,450	(1,949)
Coupa Holdings,LLC	Revolver		0.50%	442,913	(1,492)
CST Holding Company	Revolver		0.50%	211,599	4,232
Denali Midco 2, LLC	Delayed Draw Term Loan		2.00%	16,270,333	162,703
Diligent Corp.	Delayed Draw Term Loan		0.50%	5,159,629	(38,697)
Diligent Corp.	Revolver		0.50%	3,439,752	(25,798)
Dwyer Instruments, Inc.	Revolver		0.50%	1,997,734	—
Ellkay, LLC	Revolver		0.50%	1,071,390	(132,313)
Enverus Holdings, Inc.	Delayed Draw Term Loan		1.00%	976,834	(12,210)
Enverus Holdings, Inc.	Revolver		0.50%	1,486,486	(18,581)
Epicor Software Corp.	Delayed Draw Term Loan		—%	892,569	3,222
Essential Services Holding Corp.	Delayed Draw Term Loan		—%	5,948,000	(59,480)
Essential Services Holding Corp.	Revolver		0.50%	3,717,600	(37,176)
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan		—%	369,394	(3,955)
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan		1.00%	2,336,130	(25,012)
Excel Fitness Holdings, Inc.	Revolver		0.50%	890,625	(17,919)
Excelitas Technologies Corp.	Delayed Draw Term Loan		0.50%	2,270,887	(18,227)
Excelitas Technologies Corp.	Delayed Draw Term Loan		0.50%	7,411,171	(59,484)
Excelitas Technologies Corp.	Revolver		0.50%	369,506	(2,966)
Finastra USA, Inc.	Revolver		—%	3,361,389	67,228
GFP Atlantic Holdco 2, LLC	Delayed Draw Term Loan		1.00%	8,490,393	69,027
Greenhouse Software, Inc.	Revolver		0.50%	66,667	9
Greenhouse Software, Inc.	Revolver		0.50%	735,294	—
GS AcquisitionCo., Inc.	Delayed Draw Term Loan		0.50%	1,348,612	(1,573)
GS AcquisitionCo., Inc.	Revolver		0.50%	565,879	(660)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Hadrian Acquisition Ltd.	Delayed Draw Term Loan	(1)	1.50%	10,095,210	—
Heartland Home Services, Inc.	Revolver		0.50%	695,028	(31,309)
Hercules Borrower, LLC	Revolver		0.50%	719,954	—
Hoosier Intermediate, LLC	Revolver		0.50%	1,800,000	—
HS Spa Holdings Inc.	Delayed Draw Term Loan		—%	639,535	—
HS Spa Holdings Inc.	Revolver		0.50%	948,219	—
Icefall Parent, Inc.	Revolver		0.50%	1,239,874	(14,723)
iCIMS, Inc.	Delayed Draw Term Loan		—%	4,921,133	—
iCIMS, Inc.	Revolver		0.50%	2,194,567	—
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan		1.00%	5,970,875	(55,758)
Integrity Marketing Acquisition, LLC	Revolver		1.00%	750,000	(563)
Kaseya, Inc.	Delayed Draw Term Loan		1.00%	1,019,065	—
Kaseya, Inc.	Revolver		0.50%	1,540,541	—
LVF Holdings, Inc.	Revolver		0.38%	875,567	(183)
Material Holdings, LLC	Revolver		—%	143,862	—
Medical Manufacturing Technologies, LLC	Revolver		0.50%	919,226	(10,843)
NEFCO Holding Company, LLC	Delayed Draw Term Loan		1.00%	3,424,006	62,052
NEFCO Holding Company, LLC	Revolver		0.50%	343,519	—
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan		1.00%	2,009,218	20,092
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan		1.00%	11,861,903	(237,238)
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan		1.00%	705,653	(7,206)
North Haven Stallone Buyer, LLC	Delayed Draw Term Loan		1.00%	7,190,667	(73,431)
Oak Purchaser, Inc.	Delayed Draw Term Loan		0.50%	1,552,049	(27,893)
Oak Purchaser, Inc.	Revolver		0.50%	583,878	(9,429)
Onepoint SAS	Delayed Draw	(1)	—%	9,285,916	(92,859)
Onepoint SAS	Delayed Draw	(1)	—%	6,500,141	(65,001)
Onepoint SAS	Delayed Draw	(1)	—%	1,392,888	(13,929)
Onepoint SAS	Delayed Draw	(1)	—%	1,392,888	(13,929)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	—
PDI TA Holdings, Inc.	Revolver		0.50%	2,317,073	(22,234)
PDI TA Holdings, Inc.	Delayed Draw Term Loan		0.50%	5,282,927	(50,694)
Pestco, LLC	Delayed Draw Term Loan		1.00%	1,030,578	14,607
Pestco, LLC	Revolver		0.50%	238,095	—
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724,093	(10,275)
Portugal Street East Limited	Term Loan	(1)	2.00%	23,925,939	—
Pound Bidco Inc.	Delayed Draw Term Loan		—%	3,569,908	(33,896)
Pound Bidco Inc.	Revolver		0.50%	996,678	(9,463)
Project Boost Purchaser, LLC	Revolver		0.38%	431,882	—
Pushpay USA Inc.	Revolver		0.50%	1,543,210	—
PXO Holdings III Corp.	Revolver		0.50%	920,256	(5,509)
Qnnect, LLC	Delayed Draw Term Loan		1.00%	662,309	13,246
Quantic Electronics, LLC	Revolver		0.50%	230,141	(2,510)
Radwell Parent LLC	Revolver		0.38%	1,069,764	—
Rome Bidco Ltd.	Term Loan	(1)	2.71%	2,888,042	57,761
RSC Acquisition, Inc.	Delayed Draw Term Loan		2.00%	219,008	(4)
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan		1.00%	14,157	(130)
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan		1.00%	1,101,036	(10,078)
SCP Eye Care HoldCo, LLC	Revolver		0.50%	18,813	(172)
Smarsh, Inc.	Delayed Draw Term Loan		1.00%	510,180	—
Smarsh, Inc.	Revolver		0.50%	132,647	—
Spotless Brands, LLC	Delayed Draw Term Loan		1.00%	2,400,000	36,000
Spotless Brands, LLC	Revolver		0.50%	657,620	—
Summit Acquisition, Inc.	Delayed Draw Term Loan		1.00%	1,717,791	34,356
Summit Acquisition, Inc.	Revolver		0.50%	858,896	—
Tank Holding Corp.	Delayed Draw Term Loan		1.00%	1,729,655	(3,499)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments		Footnote	Unused Rate	Par / Principal Amount	Fair Value
Tank Holding Corp.	Revolver		0.38%	1,655,172	(16,171)
Trader Corporation	Revolver	(1)	0.50%	165,341	—
Tufin Software North America, Inc.	Delayed Draw Term Loan		—%	119,715	(673)
Tufin Software North America, Inc.	Delayed Draw Term Loan		—%	378,087	(2,126)
Tufin Software North America, Inc.	Revolver		0.50%	1,294,643	(7,280)
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw Term Loan		1.00%	5,586,592	(83,799)
United Flow Technologies Intermediate Holdco II, LLC	Revolver		0.50%	1,072,626	(16,089)
Vensure Employer Services, Inc.	Delayed Draw Term Loan		1.00%	9,660,000	(34,681)
Wineshipping.Com, LLC	Revolver		0.50%	238,342	(26,540)
YLG Holdings, Inc.	Revolver		0.38%	279,086	—
Zippy Shell Incorporated	Preferred Stock	(2)	—%	8,768,939	(301,509)
Unfunded Commitments Total				$435,390,648	$(3,606,935)
(1) Par / Principal Amount is converted to USD using the USD/GBP of 0.79, USD/EUR of 0.93 or USD/CAD of 1.37, as applicable.
(2) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

10. SHARES OF BENEFICIAL INTEREST
The following table summarizes transactions in shares of beneficial interest during the six month period ended June 30, 2024 and the year ended December 31, 2023:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
CLASS A
Sold	5,884,152	$50,213,042	8,269,344	$69,433,911
Dividends and/or distributions reinvested	416,955	3,563,030	415,969	3,501,252
Repurchased	(386,509)	(3,289,347)	(287,693)	(2,406,055)
Net increase (decrease)	5,914,598	$50,486,725	8,397,620	$70,529,108
CLASS I
Sold	13,895,358	$119,027,105	32,468,330	$274,021,114
Dividends and/or distributions reinvested	1,132,878	9,707,733	2,214,987	18,666,656
Repurchased	(2,534,870)	(21,678,738)	(4,233,622)	(35,561,119)
Net increase (decrease)	12,493,366	$107,056,100	30,449,695	$257,126,651
CLASS L
Sold	—	$—	2,877	$24,125
Dividends and/or distributions reinvested	3,120	26,625	6,182	51,844
Repurchased	—	—	—	—
Net increase (decrease)	3,120	$26,625	9,059	$75,969
CLASS M
Sold	5,359,808	$45,931,772	8,694,886	$73,301,826
Dividends and/or distributions reinvested	503,083	4,314,072	579,981	4,901,025
Repurchased	(1,000,642)	(8,598,229)	(330,458)	(2,774,576)
Net increase (decrease)	4,862,249	$41,647,615	8,944,409	$75,428,275
CLASS N
Sold	49,253,723	$419,983,922	81,833,368	$686,046,988
Dividends and/or distributions reinvested	3,370,484	28,767,511	4,635,793	38,939,878
Repurchased	(11,975,707)	(101,925,387)	(21,717,569)	(181,388,014)
Net increase (decrease)	40,648,500	$346,826,046	64,751,592	$543,598,852
CLASS U
Sold	19,717,857	$169,203,599	31,347,475	$264,700,057
Dividends and/or distributions reinvested	1,613,829	13,855,404	994,755	8,445,527
Repurchased	(387,284)	(3,322,151)	(8,990)	(75,729)
Net increase (decrease)	20,944,402	$179,736,852	32,333,240	$273,069,855
CLASS Y
Sold	—	$—	1,788	$15,000
Dividends and/or distributions reinvested	1,649	14,093	3,153	26,461
Repurchased	—	—	(18,586)	(154,810)
Net increase (decrease)	1,649	$14,093	(13,645)	$(113,349)
The Fund has the authority to issue unlimited shares of beneficial interest of each class, $0.001 per share par value. The Fund's shares are offered on a daily basis, and subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding common shares of beneficial interest (“Shares”) at NAV. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of Shares, not to exceed 2% of its outstanding Shares on the expiration of the repurchase offer. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the share repurchases completed during the six month period ended June 30, 2024:

Repurchase Pricing Date (1)	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
January 12, 2024	7,103,330	$8.50	$60,357,287	15,978,631	5.00%	2.22%
April 12, 2024	7,840,107	8.54	66,936,418	18,307,634	5.00%	2.14%
Total	14,943,437		$127,293,705
(1) Effective April 28, 2023, quarterly repurchases offered by the Fund occur in the months of January, April, July and October. Please refer to Note 13 for repurchases completed subsequent to the six month period ended June 30, 2024.
11. LITIGATION
The Fund may become party to certain lawsuits in the ordinary course of business. The Fund does not believe that the outcome of current matters, if any, will materially impact the Fund or its consolidated financial statements. As of June 30, 2024, the Fund was not subject to any material legal proceedings, nor, to the Fund’s knowledge, is any material legal proceeding threatened against the Fund.
In addition, portfolio investments of the Fund could be the subject of litigation or regulatory investigations in the ordinary course of business. The Fund does not believe that the outcome of any current contingent liabilities of its portfolio investments, if any, will materially affect the Fund or these consolidated financial statements.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

12. TAX
The Fund has not recorded a liability for any uncertain tax positions pursuant to the provisions of ASC 740, Income Taxes, as of June 30, 2024.
In the normal course of business, the Fund is subject to examination by federal and certain state, local and foreign tax regulators. As of June 30, 2024, the Fund had filed tax returns and therefore is subject to examination.
The Fund’s taxable income for each period is an estimate and will not be finally determined until the Fund files its tax return for each year. Therefore, the final taxable income, and the taxable income earned in each period and carried forward for distribution in the following period, may be different than this estimate. For the six month period ended June 30, 2024 the Fund made distributions of $150,795,395, in which the final tax character of income will be determined at year end.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the partnerships and non-deductible expenses adjustments.

For the Period Ended June 30, 2024
Federal tax cost of securities	$4,158,243,426
Gross unrealized appreciation	73,449,789
Gross unrealized depreciation	(85,988,116)
Net unrealized appreciation (depreciation)	$(12,538,327)

13. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on June 4, 2024 and ending on July 12, 2024 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
July 12, 2024	9,632,992	$8.56	$82,472,316	20,248,331	5.00%	2.38%

OTHER INFORMATION (Unaudited)
Approval of Investment Advisory Agreement
In connection with the Independent Trustees’ approval to renew the Advisory Agreement for a one-year period, the Independent Trustees considered, among other things, the nature, extent and quality of the investment selection process employed by the Adviser, including the flow of transaction opportunities resulting from the significant capital markets, trading and research expertise of the Adviser’s investment professionals, the employment of the Adviser’s investment philosophy, diligence procedures, investment selection process and ongoing monitoring of portfolio companies, in light of the investment objective of the Fund. The Independent Trustees also considered the Adviser’s key personnel and their background and prior experience in connection with the types of investments made by the Fund. The Independent Trustees determined that the background and experience of the management team and access to the Carlyle Global Credit platform, including through agreements to which the Adviser is a party, were suitable and appropriate for achieving the investment objective of the Fund. The Independent Trustees further determined that the Adviser is served by a team of investment professionals with extensive investment experience in private credit and leveraged finance market, as well as an extensive network of relationships with financial sponsors. In addition, the Independent Trustees considered the fact that they retain the ability to terminate the Advisory Agreement without penalty upon 60 days’ written notice to the Adviser.
The Independent Trustees considered the investment performance of the Fund, which is provided to the Independent Trustees on a regular basis, as compared to the performance of other funds included in the group of peer funds (the “Peer Group”) in the Adviser’s presentation. The Independent Trustees also considered the operating expenses of the Fund compared to the Peer Group listed in the Adviser’s presentation.
In addition, based on information provided by the Adviser, including the Adviser’s responses to a detailed series of questions, the Independent Trustees considered the Adviser’s performance in providing services related to corporate operations, including preparation and filing of various reports, maintenance of general organizational and corporate records and accounts, administration of the affairs of the Fund, including relationships with the Fund’s various service providers, and compliance with applicable laws and regulations.
The Independent Trustees considered the other terms and conditions of the Advisory Agreement. The Independent Trustees determined that the substantive terms of the Advisory Agreement (other than the fees payable thereunder, which the Independent Trustees reviewed separately), including the services to be provided, are generally similar to those of comparable funds described in the available market data and that it would be difficult to obtain similar services of similar quality on a comparable basis from other third-party service providers or through an internally managed structure.
The Independent Trustees considered comparative data based on publicly available information with respect to services rendered and the advisory fee of the other funds in the Peer Group. Based upon its review, the Independent Trustees noted that the actual base management fee paid under the Advisory Agreement is at the lower end of the range, as compared to the fees paid under the agreements of the Peer Group described in the available market data. They also noted that while the Fund’s actual base management fee rate was lower than the average of the Peer Group during the relevant period, the Fund’s actual overall fee rate, including incentive fees, was higher than the average of the Peer Group. In addition, the Independent Trustees considered the Fund’s total expenses.
The Independent Trustees considered the extent to which economies of scale may be realized as the Fund grows. The Independent Trustees also considered the potential economies of scale in which the Fund may share, to the extent that the Carlyle Global Credit platform as a whole continues to grow.
The Independent Trustees considered the Adviser’s allocation of direct and indirect expenses to the Fund. Having considered the Adviser’s analysis of these expenses, the Independent Trustees determined expenses were reasonably allocated to the Fund.
The Independent Trustees considered the profitability of the Adviser and noted that such information was based, in particular, on the fact that the management fee payable to the Adviser by the Fund is at the annual rate of 1.00%, of the month-end value of the Fund’s managed assets (and in any case no more than 1.50% of net assets).

They further noted that market data regarding the detailed expenses and profitability of investment advisers to other funds in the Peer Group, and that the methodologies by which such advisers calculated their profitability, were generally not publicly available.
The Independent Trustees considered whether there was potential for additional benefits.
The Independent Trustees considered the interests of senior management and concluded that the judgment and performance of senior management were not impaired by those interests.
In view of the wide variety of factors that the Independent Trustees considered in connection with its evaluation of the Advisory Agreement, the Independent Trustees determined that it was not practical to quantify, rank or otherwise assign relative weights to the specific factors it considered in reaching its decision. The Independent Trustees did not undertake to make any specific determination as to whether any particular factor, or any aspect of any particular factor, was favorable or unfavorable to the ultimate determination of the Board. Rather, the Independent Trustees based their determination on the totality of information presented to, and the investigation conducted by, them. In considering the factors discussed above, the Independent Trustees noted that individual Trustees may give different weights to different factors.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO SCHEDULES OF INVESTMENTS (Unaudited)
The Fund has adopted Portfolio Proxy Voting Policies and Guidelines whereby it has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund (“portfolio proxies”) to the Adviser as part of the Adviser's general management of the Fund's portfolio, subject to the continuing oversight of the Board. The Adviser votes portfolio proxies in accordance with its proxy voting policies and procedures, which are reviewed periodically by the Adviser and the Independent Trustees and, accordingly, are subject to change.
The right to vote a portfolio proxy is an asset of the Fund. The Adviser acts as a fiduciary of the Fund and must vote portfolio proxies in a manner consistent with the best interest of the Fund and its shareholders. As part of this duty, the Adviser recognizes that it must vote portfolio proxies in a timely manner free of conflicts of interest and in what it perceives to be the best interest of the Fund and its shareholders.
The Adviser’s proxy voting decisions will be made by its investment committee. The Adviser will review on a case-by-case basis each proposal submitted to a stockholder vote to determine its impact on the portfolio securities held by the Fund. Although the Adviser will generally vote against proposals that may have a negative impact on Fund portfolio securities, it may vote for such a proposal if there exist compelling long-term reasons to do so.
To ensure that the vote is not the product of a conflict of interest, the Adviser requires that: (1) anyone involved in the decision making process disclose to the Adviser’s investment committee, any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision making process or vote administration are prohibited from revealing how the Adviser intends to vote on a proposal in order to reduce any attempted influence from interested parties.
The Fund and Adviser’s policies and procedures collectively describe how the Fund votes portfolio proxies. A summary description of the Fund and Adviser’s proxy voting policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, and (ii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646, (ii) through the Fund's website at www.CarlyleTacticalCredit.com and (iii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available (i) without charge, upon request, by calling the Fund toll-free at (833) 677-3646 or emailing the Fund at carlyle.ai@dstsystems.com and (ii) on the SEC’s website at www.sec.gov.

CARLYLE TACTICAL PRIVATE CREDIT FUND

Adviser	Carlyle Global Credit Investment Management L.L.C.

Distributor	Foreside Fund Services, LLC

Transfer Agent	SS&C GIDS, Inc.

Legal Counsel	Dechert LLP

Ticker Symbols
Class A	TAKAX
Class I	TAKIX
Class L	TAKLX
Class M	TAKMX
Class N	TAKNX
Class U	TAKUX
Class Y	TAKYX

© 2024 The Carlyle Group Inc. All rights reserved.

PRIVACY NOTICE
As a Carlyle Tactical Private Credit Fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain non-public personal information about our shareholders from the following sources:
• The Subscription Agreement and other applications and forms.
• Your transactions with us, our affiliates or others.

Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We may use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

Who We Are
This notice describes the privacy policy of the Carlyle Tactical Private Credit Fund. This notice was last updated as of April 2020. In the event it is updated or changed, we will post an updated notice on our website at www.CarlyleTacticalCredit.com. If you have any questions about this privacy policy write to us at P.O. Box 219895, Kansas City, MO 64121-9895, or call us at (833) 677-3646.

This report must be preceded or accompanied by a prospectus.

Visit Us
CarlyleTacticalCredit.com
Call Us
833 677 3646

The Fund is distributed by Foreside Fund Services, LLC,
Three Canal Plaza, Suite 100, Portland, Maine 04101
All rights reserved.

CTACSAR 08232024

Item 2. Code of Ethics

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable to semiannual reports.

Item 6. Schedule of Investments
(a)The complete schedule of investments is included in Item 1 of this Form N-CSR.
(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semiannual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies
(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable to semiannual reports.
(a)(3)Not applicable to semiannual reports.
(a)(4)Not applicable to semiannual reports.
(b)    Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders

For the period covered by this Form N-CSR filing, there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a)Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2024, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)Not applicable.
(b)Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)Not applicable to semiannual reports.
(a)(2)Not applicable.
(a)(3)A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(4)Not applicable.
(a)(5)Not applicable.
(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 23, 2024

/s/ Craig Hempstead
By: Craig Hempstead
Principal Financial Officer
Date: August 23, 2024